UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

September 30, 2011

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 3.6%
Boeing Co. (The)	310	$18,758
General Dynamics Corp.	2,478	140,973
Honeywell International, Inc.	3,269	143,542
Northrop Grumman Corp.	5,122	267,164
Teledyne Technologies, Inc.(1)	3,193	156,010
Textron, Inc.	1,062	18,734
United Technologies Corp.	9,837	692,131

		1,437,312

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	801	50,583

AIRLINES — 0.6%
Alaska Air Group, Inc.(1)	4,605	259,215

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	4,834	292,602
TRW Automotive Holdings Corp.(1)	5,859	191,765

		484,367

BEVERAGES — 3.1%
Coca-Cola Co. (The)	9,298	628,173
Coca-Cola Enterprises, Inc.	1,419	35,305
Dr Pepper Snapple Group, Inc.	6,358	246,563
PepsiCo, Inc.	5,672	351,097

		1,261,138

BIOTECHNOLOGY — 2.3%
Biogen Idec, Inc.(1)	4,607	429,142
Celgene Corp.(1)	1,837	113,747
Cepheid, Inc.(1)	1,361	52,848
Cubist Pharmaceuticals, Inc.(1)	1,112	39,276
United Therapeutics Corp.(1)	7,350	275,551

		910,564

CHEMICALS — 3.3%
CF Industries Holdings, Inc.	2,417	298,233
Eastman Chemical Co.	3,573	244,858
Monsanto Co.	7,968	478,399
PPG Industries, Inc.	4,633	327,368

		1,348,858

COMMUNICATIONS EQUIPMENT — 1.0%
Motorola Solutions, Inc.	2,370	99,303
QUALCOMM, Inc.	6,096	296,448

		395,751

COMPUTERS AND PERIPHERALS — 8.0%
Apple, Inc.(1)	6,936	2,643,864

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Dell, Inc.(1)	21,110	$298,707
EMC Corp.(1)	1,417	29,743
Lexmark International, Inc., Class A(1)	9,409	254,325

		3,226,639

CONSTRUCTION AND ENGINEERING — 0.7%
Fluor Corp.	6,447	300,108

DIVERSIFIED CONSUMER SERVICES — 1.7%
Apollo Group, Inc., Class A(1)	1,959	77,596
Coinstar, Inc.(1)	3,803	152,120
ITT Educational Services, Inc.(1)	3,559	204,927
Weight Watchers International, Inc.	4,237	246,805

		681,448

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc., Class A	12,521	174,418

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	9,385	345,368

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	5,380	222,248

ENERGY EQUIPMENT AND SERVICES — 1.2%
Halliburton Co.	2,661	81,214
Helix Energy Solutions Group, Inc.(1)	7,592	99,455
Schlumberger Ltd.	4,952	295,783

		476,452

FOOD AND STAPLES RETAILING — 2.2%
Wal-Mart Stores, Inc.	3,083	160,008
Walgreen Co.	12,519	411,750
Whole Foods Market, Inc.	4,573	298,662

		870,420

FOOD PRODUCTS — 1.3%
Hershey Co. (The)	4,685	277,539
Mead Johnson Nutrition Co.	3,514	241,869

		519,408

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Align Technology, Inc.(1)	2,455	37,242
Baxter International, Inc.	8,662	486,285
Cooper Cos., Inc. (The)	2,511	198,746
IDEXX Laboratories, Inc.(1)	4,247	292,915
Intuitive Surgical, Inc.(1)	181	65,935
Zimmer Holdings, Inc.(1)	2,242	119,947

		1,201,070

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Humana, Inc.	3,953	287,502

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Medco Health Solutions, Inc.(1)	1,308	$61,332
UnitedHealth Group, Inc.	1,863	85,921
WellCare Health Plans, Inc.(1)	6,664	253,099

		687,854

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Darden Restaurants, Inc.	813	34,756
International Game Technology	20,194	293,419
McDonald's Corp.	4,048	355,495
Penn National Gaming, Inc.(1)	7,916	263,524
Wynn Resorts Ltd.	2,038	234,533
Yum! Brands, Inc.	290	14,323

		1,196,050

HOUSEHOLD DURABLES — 1.0%
Harman International Industries, Inc.	5,289	151,160
Tempur-Pedic International, Inc.(1)	5,176	272,309

		423,469

HOUSEHOLD PRODUCTS†
Colgate-Palmolive Co.	148	13,125

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	687	49,320

INSURANCE — 0.4%
Aflac, Inc.	4,621	161,504

INTERNET AND CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	1,268	274,180
Expedia, Inc.	2,422	62,366
Netflix, Inc.(1)	445	50,356
priceline.com, Inc.(1)	895	402,267

		789,169

INTERNET SOFTWARE AND SERVICES — 1.7%
Google, Inc., Class A(1)	1,174	603,882
IAC/InterActiveCorp(1)	2,595	102,632

		706,514

IT SERVICES — 6.8%
Accenture plc, Class A	9,925	522,849
Alliance Data Systems Corp.(1)	3,580	331,866
Global Payments, Inc.	6,625	267,584
International Business Machines Corp.	7,104	1,243,413
Visa, Inc., Class A	4,356	373,396

		2,739,108

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	5,818	290,725

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Agilent Technologies, Inc.(1)	9,257	289,281

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

MACHINERY — 2.0%
AGCO Corp.(1)	7,040	$243,373
Caterpillar, Inc.	4,290	316,774
Gardner Denver, Inc.	381	24,212
Sauer-Danfoss, Inc.(1)	7,727	223,310

		807,669

MEDIA — 2.3%
CBS Corp., Class B	7,197	146,675
DirecTV, Class A(1)	11,910	503,197
DISH Network Corp., Class A(1)	10,996	275,560

		925,432

METALS AND MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	14,375	437,719

MULTILINE RETAIL — 0.7%
Macy's, Inc.	10,924	287,520

OIL, GAS AND CONSUMABLE FUELS — 8.4%
Chevron Corp.	3,684	340,844
ConocoPhillips	4,306	272,656
Exxon Mobil Corp.	23,230	1,687,195
HollyFrontier Corp.	8,794	230,579
Marathon Oil Corp.	5,635	121,603
Suncor Energy, Inc.	7,865	200,085
Tesoro Corp.(1)	8,895	173,186
Valero Energy Corp.	13,980	248,564
W&T Offshore, Inc.	7,484	102,980

		3,377,692

PAPER AND FOREST PRODUCTS — 0.5%
Domtar Corp.	3,218	219,371

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. (The), Class A	370	32,501
Herbalife Ltd.	5,781	309,861
Nu Skin Enterprises, Inc., Class A	3,138	127,152

		469,514

PHARMACEUTICALS — 5.1%
Abbott Laboratories	9,258	473,454
Bristol-Myers Squibb Co.	8,363	262,431
Eli Lilly & Co.	10,556	390,255
Johnson & Johnson	8,385	534,208
Merck & Co., Inc.	4,912	160,672
Pfizer, Inc.	13,261	234,455

		2,055,475

PROFESSIONAL SERVICES — 0.8%
Towers Watson & Co., Class A	5,175	309,362

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Verisk Analytics, Inc. Class A(1)	972	$33,796

		343,158

ROAD AND RAIL — 0.4%
Union Pacific Corp.	1,763	143,984

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.1%
Altera Corp.	3,655	115,242
Applied Materials, Inc.	11,477	118,787
Avago Technologies Ltd.	10,023	328,454
Intel Corp.	8,694	185,443
LSI Corp.(1)	46,672	241,761
Maxim Integrated Products, Inc.	10,782	251,544
NVIDIA Corp.(1)	14,192	177,400
Teradyne, Inc.(1)	22,271	245,204

		1,663,835

SOFTWARE — 10.5%
Activision Blizzard, Inc.	26,422	314,422
Cadence Design Systems, Inc.(1)	33,612	310,575
Cerner Corp.(1)	4,220	289,154
Electronic Arts, Inc.(1)	15,377	314,460
Intuit, Inc.(1)	8,050	381,892
Microsoft Corp.	60,881	1,515,328
Oracle Corp.	18,855	541,893
Symantec Corp.(1)	17,957	292,699
Synopsys, Inc.(1)	11,092	270,201

		4,230,624

SPECIALTY RETAIL — 3.9%
Bed Bath & Beyond, Inc.(1)	4,324	247,808
Express, Inc.	12,236	248,269
Home Depot, Inc. (The)	13,950	458,537
Limited Brands, Inc.	7,379	284,165
PetSmart, Inc.	7,785	332,030

		1,570,809

TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
VF Corp.	2,288	278,038

TOBACCO — 3.1%
Lorillard, Inc.	2,249	248,964
Philip Morris International, Inc.	15,858	989,222

		1,238,186

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	12,462	264,817

TOTAL COMMON STOCKS (Cost $40,706,321)		39,825,329

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $107,648), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $105,493)		$105,493
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $92,647), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $90,422)		90,422
SSgA U.S. Government Money Market Fund	143,487	143,487

TOTAL TEMPORARY CASH INVESTMENTS (Cost $339,402)		339,402

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $41,045,723)		40,164,731

OTHER ASSETS AND LIABILITIES — 0.4%		174,303

TOTAL NET ASSETS — 100.0%		$40,339,034

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$39,825,329	—	—
Temporary Cash Investments	143,487	$195,915	—
Total Value of Investment Securities	$39,968,816	$195,915	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$41,197,041
Gross tax appreciation of investments	$3,093,873
Gross tax depreciation of investments	(4,126,183)
Net tax appreciation (depreciation) of investments	$(1,032,310)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

September 30, 2011

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 3.0%
General Dynamics Corp.	256,409	$14,587,108
Northrop Grumman Corp.	266,979	13,925,625
United Technologies Corp.	313,793	22,078,475

		50,591,208

AIR FREIGHT AND LOGISTICS — 1.3%
FedEx Corp.	83,520	5,652,634
United Parcel Service, Inc., Class B	263,462	16,637,625

		22,290,259

AUTO COMPONENTS — 0.6%
TRW Automotive Holdings Corp.(1)	336,186	11,003,368

AUTOMOBILES — 0.7%
Ford Motor Co.(1)	1,194,122	11,547,160

BEVERAGES — 3.2%
Coca-Cola Co. (The)	179,970	12,158,773
Coca-Cola Enterprises, Inc.	504,944	12,563,007
Constellation Brands, Inc., Class A(1)	657,929	11,842,722
Dr Pepper Snapple Group, Inc.	390,301	15,135,873
PepsiCo, Inc.	58,041	3,592,738

		55,293,113

BIOTECHNOLOGY — 2.3%
Amgen, Inc.	303,955	16,702,327
Biogen Idec, Inc.(1)	161,516	15,045,215
United Therapeutics Corp.(1)	183,369	6,874,504

		38,622,046

CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.(1)	42,488	3,316,188
Bank of New York Mellon Corp. (The)	795,540	14,789,089
Janus Capital Group, Inc.	141,370	848,220
Legg Mason, Inc.	233,084	5,992,590

		24,946,087

CHEMICALS — 2.2%
CF Industries Holdings, Inc.	77,782	9,597,521
Eastman Chemical Co.	7,808	535,082
Monsanto Co.	263,148	15,799,406
PPG Industries, Inc.	175,187	12,378,713

		38,310,722

COMMERCIAL BANKS — 2.2%
Commerce Bancshares, Inc.	14,657	509,331
U.S. Bancorp.	259,684	6,112,961

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Wells Fargo & Co.	1,288,335	$31,074,640

		37,696,932

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	188,218	2,915,497
Motorola Solutions, Inc.	152,269	6,380,071
Research In Motion Ltd.(1)	55,861	1,133,978

		10,429,546

COMPUTERS AND PERIPHERALS — 4.4%
Apple, Inc.(1)	134,003	51,079,263
Dell, Inc.(1)	1,265,004	17,899,807
Lexmark International, Inc., Class A(1)	252,392	6,822,156

		75,801,226

CONSTRUCTION AND ENGINEERING — 0.7%
Fluor Corp.	230,120	10,712,086
URS Corp.(1)	57,390	1,702,187

		12,414,273

CONSUMER FINANCE — 2.1%
American Express Co.	358,828	16,111,377
Capital One Financial Corp.	267,356	10,595,318
Cash America International, Inc.	191,666	9,805,633

		36,512,328

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Group, Inc., Class A(1)	99,776	3,952,127
Career Education Corp.(1)	4,857	63,384
ITT Educational Services, Inc.(1)	185,607	10,687,251

		14,702,762

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Bank of America Corp.	180,937	1,107,335
Citigroup, Inc.	21,515	551,214
JPMorgan Chase & Co.	267,486	8,056,678

		9,715,227

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	1,241,370	35,403,873
Verizon Communications, Inc.	885,929	32,602,187

		68,006,060

ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	103,071	3,918,759
Entergy Corp.	224,807	14,902,456

		18,821,215

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	96,736	3,996,164

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Anixter International, Inc.	814	$38,616
TE Connectivity Ltd.	34,214	962,782
Vishay Intertechnology, Inc.(1)	872,174	7,291,375

		8,292,773

ENERGY EQUIPMENT AND SERVICES — 2.1%
Diamond Offshore Drilling, Inc.	62,186	3,404,062
Halliburton Co.	98,701	3,012,354
Helix Energy Solutions Group, Inc.(1)	590,239	7,732,131
National Oilwell Varco, Inc.	163,835	8,391,629
Schlumberger Ltd.	42,723	2,551,845
SEACOR Holdings, Inc.	133,122	10,677,715

		35,769,736

FOOD AND STAPLES RETAILING — 1.1%
Wal-Mart Stores, Inc.	73,153	3,796,641
Walgreen Co.	479,264	15,762,993

		19,559,634

FOOD PRODUCTS — 2.4%
H.J. Heinz Co.	202,226	10,208,368
Hershey Co. (The)	251,925	14,924,037
Smithfield Foods, Inc.(1)	317,565	6,192,518
Tyson Foods, Inc., Class A	507,567	8,811,363

		40,136,286

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Baxter International, Inc.	25,479	1,430,391
IDEXX Laboratories, Inc.(1)	36,213	2,497,611
Zimmer Holdings, Inc.(1)	245,428	13,130,398

		17,058,400

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	191,630	13,937,250
UnitedHealth Group, Inc.	461,708	21,293,973
WellCare Health Plans, Inc.(1)	287,248	10,909,679

		46,140,902

HOTELS, RESTAURANTS AND LEISURE — 0.8%
Brinker International, Inc.	262,374	5,488,864
McDonald's Corp.	38,928	3,418,657
Penn National Gaming, Inc.(1)	114,057	3,796,957
Starbucks Corp.	1,220	45,494

		12,749,972

HOUSEHOLD DURABLES — 0.4%
Tempur-Pedic International, Inc.(1)	137,324	7,224,616

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	255,165	$16,121,325

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	513,037	5,007,241

INDUSTRIAL CONGLOMERATES — 1.6%
General Electric Co.	1,747,564	26,632,875

INSURANCE — 4.6%
ACE Ltd.	239,346	14,504,367
Allied World Assurance Co. Holdings Ltd.	147,382	7,915,887
American Financial Group, Inc.	304,561	9,462,710
Berkshire Hathaway, Inc., Class B(1)	114,900	8,162,496
Chubb Corp. (The)	50,335	3,019,597
Horace Mann Educators Corp.	675	7,702
Principal Financial Group, Inc.	545,769	12,372,583
Progressive Corp. (The)	384,887	6,835,593
Prudential Financial, Inc.	364,667	17,088,296

		79,369,231

INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	187,553	4,829,490
priceline.com, Inc.(1)	9,133	4,104,918

		8,934,408

INTERNET SOFTWARE AND SERVICES — 1.2%
Ancestry.com, Inc.(1)	71,704	1,685,044
Google, Inc., Class A(1)	37,016	19,040,290

		20,725,334

IT SERVICES — 5.6%
Accenture plc, Class A	335,085	17,652,278
Alliance Data Systems Corp.(1)	93,964	8,710,463
CACI International, Inc., Class A(1)	17,532	875,548
Global Payments, Inc.	34,318	1,386,104
International Business Machines Corp.	280,813	49,150,699
Visa, Inc., Class A	217,005	18,601,669

		96,376,761

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	239,809	11,983,256

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.(1)	172,239	5,382,469

MACHINERY — 1.3%
AGCO Corp.(1)	194,413	6,720,857
Caterpillar, Inc.	40,557	2,994,729
Dover Corp.	69,770	3,251,282
Parker-Hannifin Corp.	60,212	3,801,184

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Sauer-Danfoss, Inc.(1)	189,322	$5,471,406

		22,239,458

MEDIA — 3.4%
CBS Corp., Class B	634,537	12,931,864
Comcast Corp., Class A	69,881	1,460,513
DirecTV, Class A(1)	345,531	14,598,684
DISH Network Corp., Class A(1)	517,601	12,971,081
Gannett Co., Inc.	277	2,640
Time Warner, Inc.	553,469	16,587,466

		58,552,248

METALS AND MINING — 1.6%
Alcoa, Inc.	175,001	1,674,760
Freeport-McMoRan Copper & Gold, Inc.	500,631	15,244,214
Newmont Mining Corp.	158,156	9,948,012

		26,866,986

MULTI-UTILITIES — 1.5%
Ameren Corp.	311,463	9,272,254
Consolidated Edison, Inc.	3,529	201,224
Integrys Energy Group, Inc.	53,965	2,623,778
Public Service Enterprise Group, Inc.	429,760	14,341,091

		26,438,347

MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	93,838	4,080,076
Macy's, Inc.	507,302	13,352,189

		17,432,265

OIL, GAS AND CONSUMABLE FUELS — 10.5%
Chevron Corp.	479,894	44,399,793
ConocoPhillips	432,100	27,360,572
Exxon Mobil Corp.	975,156	70,825,580
Marathon Oil Corp.	363,939	7,853,804
Marathon Petroleum Corp.	145,717	3,943,102
Occidental Petroleum Corp.	65,689	4,696,764
Tesoro Corp.(1)	146,583	2,853,971
Valero Energy Corp.	689,717	12,263,168
W&T Offshore, Inc.	409,557	5,635,504

		179,832,258

PAPER AND FOREST PRODUCTS — 0.6%
Domtar Corp.	160,002	10,907,336

PERSONAL PRODUCTS — 1.2%
Herbalife Ltd.	224,933	12,056,409
Nu Skin Enterprises, Inc., Class A	218,152	8,839,519

		20,895,928

PHARMACEUTICALS — 6.6%
Abbott Laboratories	364,099	18,620,023

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Bristol-Myers Squibb Co.	225,216	$7,067,278
Eli Lilly & Co.	487,657	18,028,679
Johnson & Johnson	633,515	40,361,241
Merck & Co., Inc.	134,870	4,411,598
Pfizer, Inc.	1,344,528	23,771,255

		112,260,074

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Rayonier, Inc.	236,025	8,683,359
Simon Property Group, Inc.	37,909	4,169,232

		12,852,591

ROAD AND RAIL — 0.1%
Old Dominion Freight Line, Inc.(1)	14,548	421,456
Union Pacific Corp.	21,033	1,717,765

		2,139,221

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Altera Corp.	23,764	749,279
Applied Materials, Inc.	236,417	2,446,916
Intel Corp.	1,379,914	29,433,565
LSI Corp.(1)	1,714,826	8,882,799
Micron Technology, Inc.(1)	430,947	2,171,973
Teradyne, Inc.(1)	949,774	10,457,012

		54,141,544

SOFTWARE — 4.6%
Cadence Design Systems, Inc.(1)	1,315,843	12,158,389
Intuit, Inc.(1)	117,042	5,552,473
Microsoft Corp.	1,766,158	43,959,673
Oracle Corp.	208,592	5,994,934
Symantec Corp.(1)	642,434	10,471,674
Synopsys, Inc.(1)	4,783	116,514

		78,253,657

SPECIALTY RETAIL — 1.7%
Bed Bath & Beyond, Inc.(1)	174,002	9,972,054
GameStop Corp., Class A(1)	13,677	315,939
Home Depot, Inc. (The)	593,137	19,496,413

		29,784,406

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
VF Corp.	122,882	14,932,621

TOBACCO — 1.7%
Philip Morris International, Inc.	466,467	29,098,211

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	160,208	3,404,420

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value
TOTAL COMMON STOCKS (Cost $1,639,003,541)		1,698,196,486

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $4,631,597), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $4,538,855)		$4,538,851
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $26,033), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $25,408)		3,890,444
SSgA U.S. Government Money Market Fund	6,217,562	6,217,562

TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,646,857)		14,646,857

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,653,650,398)		1,712,843,343

OTHER ASSETS AND LIABILITIES — (0.1)%		(1,282,460)

TOTAL NET ASSETS — 100.0%		$1,711,560,883

Notes to Schedule of Investments

(1) Non-income producing.

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,698,196,486	—	—
Temporary Cash Investments	6,217,562	$8,429,295	—
Total Value of Investment Securities	$1,704,414,048	$8,429,295	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,665,876,672
Gross tax appreciation of investments	$189,546,176
Gross tax depreciation of investments	(142,579,505)
Net tax appreciation (depreciation) of investments	$46,966,671

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

September 30, 2011

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 88.9%

AEROSPACE AND DEFENSE — 0.9%
General Dynamics Corp.	556	$31,631
Northrop Grumman Corp.	1,463	76,310
Orbital Sciences Corp.(2)	24,080	308,224
Teledyne Technologies, Inc.(2)	2,953	144,283

		560,448

AIR FREIGHT AND LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc.(2)	3,639	121,142

AIRLINES — 0.1%
US Airways Group, Inc.(2)	11,082	60,951

AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc.(2)	39,340	300,164
Dana Holding Corp.(2)	2,631	27,626
Lear Corp.	7,270	311,883
TRW Automotive Holdings Corp.(2)	9,221	301,803

		941,476

AUTOMOBILES — 0.4%
Ford Motor Co.(2)	25,623	247,774

BEVERAGES — 1.5%
Boston Beer Co., Inc., Class A(2)	3,538	257,213
Constellation Brands, Inc., Class A(2)	16,453	296,154
Dr Pepper Snapple Group, Inc.	9,702	376,243

		929,610

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	2,427	133,364
Amylin Pharmaceuticals, Inc.(2)	16,341	150,828
Biogen Idec, Inc.(2)	1,441	134,229
Cubist Pharmaceuticals, Inc.(2)	3,791	133,898
Emergent Biosolutions, Inc.(2)	7,859	121,264
Momenta Pharmaceuticals, Inc.(2)	13,438	154,537
Myriad Genetics, Inc.(2)	6,408	120,086
United Therapeutics Corp.(2)	3,596	134,814

		1,083,020

BUILDING PRODUCTS — 0.2%
Masco Corp.	14,282	101,688

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.(2)	3,729	291,049
Bank of New York Mellon Corp. (The)	6,099	113,380
Investment Technology Group, Inc.(2)	28,256	276,626
Janus Capital Group, Inc.	50,176	301,056
Legg Mason, Inc.	9,800	251,958

		1,234,069

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

CHEMICALS — 3.3%
CF Industries Holdings, Inc.	2,108	$260,106
Eastman Chemical Co.	2,848	195,174
Georgia Gulf Corp.(2)	16,480	227,918
Minerals Technologies, Inc.	5,453	268,669
Monsanto Co.	4,613	276,965
OM Group, Inc.(2)	6,050	157,119
PPG Industries, Inc.	4,326	305,675
W.R. Grace & Co.(2)	7,051	234,798
Westlake Chemical Corp.	1,505	51,591

		1,978,015

COMMERCIAL BANKS — 0.9%
CapitalSource, Inc.	35,228	216,300
East West Bancorp., Inc.	14,680	218,878
PacWest Bancorp.	5,270	73,464
Zions BanCorp.	2,157	30,349

		538,991

COMMERCIAL SERVICES AND SUPPLIES — 0.7%
Herman Miller, Inc.	16,689	298,065
M&F Worldwide Corp.(2)	4,290	105,620

		403,685

COMMUNICATIONS EQUIPMENT — 1.4%
Arris Group, Inc.(2)	15,778	162,513
Brocade Communications Systems, Inc.(2)	60,103	259,645
DG FastChannel, Inc.(2)	12,621	213,926
Plantronics, Inc.	3,926	111,695
Tellabs, Inc.	18,828	80,772

		828,551

COMPUTERS AND PERIPHERALS — 1.0%
Dell, Inc.(2)	20,414	288,858
Lexmark International, Inc., Class A(2)	10,952	296,033

		584,891

CONSTRUCTION AND ENGINEERING — 2.5%
Chicago Bridge & Iron Co. NV New York Shares	6,675	191,105
EMCOR Group, Inc.(2)	14,786	300,599
Fluor Corp.	6,202	288,703
KBR, Inc.	6,881	162,598
MasTec, Inc.(2)	16,563	291,675
URS Corp.(2)	9,578	284,084

		1,518,764

CONSUMER FINANCE — 0.6%
Cash America International, Inc.	7,587	388,151

CONTAINERS AND PACKAGING — 0.9%
Graphic Packaging Holding Co.(2)	84,412	291,221

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Sealed Air Corp.	14,480	$241,816

		533,037

DIVERSIFIED CONSUMER SERVICES — 2.2%
Apollo Group, Inc., Class A(2)	7,284	288,519
Bridgepoint Education, Inc.(2)	15,590	271,890
Education Management Corp.(2)	18,186	269,880
ITT Educational Services, Inc.(2)	4,935	284,157
Weight Watchers International, Inc.	3,831	223,156

		1,337,602

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp.	21,600	132,192
Interactive Brokers Group, Inc., Class A	21,294	296,625
Moody's Corp.	8,538	259,982
NASDAQ OMX Group, Inc. (The)(2)	13,592	314,519

		1,003,318

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Global Crossing Ltd.(2)	1,973	47,175
Vonage Holdings Corp.(2)	13,707	35,638

		82,813

ELECTRIC UTILITIES — 0.1%
UniSource Energy Corp.	904	32,625

ELECTRICAL EQUIPMENT — 0.5%
Belden, Inc.	11,419	294,496

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.4%
FEI Co.(2)	10,151	304,124
Littelfuse, Inc.	5,517	221,839
Molex, Inc.	5,928	120,753
Power-One, Inc.(2)	4,008	18,036
Vishay Intertechnology, Inc.(2)	23,309	194,863

		859,615

ENERGY EQUIPMENT AND SERVICES — 2.2%
Complete Production Services, Inc.(2)	3,629	68,407
Diamond Offshore Drilling, Inc.	600	32,844
Exterran Holdings, Inc.(2)	9,038	87,849
Helix Energy Solutions Group, Inc.(2)	22,855	299,400
ION Geophysical Corp.(2)	22,659	107,177
SEACOR Holdings, Inc.	3,475	278,730
Superior Energy Services, Inc.(2)	9,566	251,012
Tetra Technologies, Inc.(2)	29,128	224,868

		1,350,287

FOOD AND STAPLES RETAILING — 0.6%
Rite Aid Corp.(2)	63,525	62,255

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

SUPERVALU, Inc.	45,139	$300,626
Walgreen Co.	915	30,094

		392,975

FOOD PRODUCTS — 2.3%
B&G Foods, Inc.	10,495	175,057
Dean Foods Co.(2)	6,108	54,178
Fresh Del Monte Produce, Inc.	12,910	299,512
Hershey Co. (The)	4,646	275,229
Smithfield Foods, Inc.(2)	15,783	307,768
Tyson Foods, Inc., Class A	17,916	311,022

		1,422,766

GAS UTILITIES — 0.3%
Southwest Gas Corp.	1,405	50,819
UGI Corp.	5,745	150,921

		201,740

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Align Technology, Inc.(2)	18,568	281,677
Cooper Cos., Inc. (The)	2,730	216,079
Hill-Rom Holdings, Inc.	7,203	216,234
Hologic, Inc.(2)	16,095	244,805
IDEXX Laboratories, Inc.(2)	4,144	285,812
Kinetic Concepts, Inc.(2)	5,720	376,891

		1,621,498

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Centene Corp.(2)	10,304	295,416
Humana, Inc.	5,100	370,923
Magellan Health Services, Inc.(2)	6,061	292,746
Molina Healthcare, Inc.(2)	19,389	299,366
Team Health Holdings, Inc.(2)	18,848	309,484
WellCare Health Plans, Inc.(2)	7,781	295,523

		1,863,458

HOTELS, RESTAURANTS AND LEISURE — 2.2%
Ameristar Casinos, Inc.	18,256	293,009
Bob Evans Farms, Inc.	7,004	199,754
International Game Technology	11,527	167,487
Penn National Gaming, Inc.(2)	8,450	281,301
PF Chang's China Bistro, Inc.	7,236	197,109
Wyndham Worldwide Corp.	6,522	185,942

		1,324,602

HOUSEHOLD DURABLES — 1.2%
Garmin Ltd.	8,257	262,325
Harman International Industries, Inc.	6,261	178,939
Tempur-Pedic International, Inc.(2)	5,361	282,042

		723,306

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.(2)	6,236	$147,294

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 1.0%
AES Corp. (The)(2)	26,534	258,972
NRG Energy, Inc.(2)	17,180	364,388

		623,360

INSURANCE — 4.6%
Allied World Assurance Co. Holdings Ltd.	5,528	296,909
American Financial Group, Inc.	10,455	324,837
Aspen Insurance Holdings Ltd.	11,134	256,527
Endurance Specialty Holdings Ltd.	8,590	293,348
Erie Indemnity Co., Class A	3,651	259,878
FBL Financial Group, Inc., Class A	7,275	193,661
Montpelier Re Holdings Ltd.	15,448	273,121
Principal Financial Group, Inc.	13,716	310,942
Progressive Corp. (The)	1,993	35,396
Prudential Financial, Inc.	6,762	316,867
RLI Corp.	3,752	238,552

		2,800,038

INTERNET SOFTWARE AND SERVICES — 2.5%
Ancestry.com, Inc.(2)	8,926	209,761
AOL, Inc.(2)	25,592	307,104
Dice Holdings, Inc.(2)	35,166	274,998
IAC/InterActiveCorp(2)	3,776	149,341
j2 Global Communications, Inc.	10,882	292,726
United Online, Inc.	53,853	281,651

		1,515,581

IT SERVICES — 2.1%
Accenture plc, Class A	2,918	153,720
Alliance Data Systems Corp.(2)	3,580	331,866
Convergys Corp.(2)	28,429	266,664
Global Payments, Inc.	2,412	97,421
MoneyGram International, Inc.(2)	137,645	320,713
TeleTech Holdings, Inc.(2)	8,330	126,949

		1,297,333

LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Brunswick Corp.	21,276	298,715
Polaris Industries, Inc.	5,478	273,736

		572,451

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(2)	1,029	32,156

MACHINERY — 2.7%
Actuant Corp., Class A	16,561	327,080
AGCO Corp.(2)	8,299	286,897

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Briggs & Stratton Corp.	13,393	$180,939
Colfax Corp.(2)	14,477	293,304
Gardner Denver, Inc.	3,966	252,039
Sauer-Danfoss, Inc.(2)	10,189	294,462

		1,634,721

MEDIA — 2.5%
CBS Corp., Class B	13,675	278,696
Clear Channel Outdoor Holdings, Inc., Class A(2)	15,883	148,665
DISH Network Corp., Class A(2)	8,216	205,893
Gannett Co., Inc.	16,758	159,704
Interpublic Group of Cos., Inc. (The)	28,893	208,029
Sirius XM Radio, Inc.(2)	182,019	274,849
Time Warner, Inc.	9,210	276,024

		1,551,860

METALS AND MINING — 3.8%
Alcoa, Inc.	30,649	293,311
Century Aluminum Co.(2)	25,959	232,073
Cliffs Natural Resources, Inc.	415	21,236
Coeur d'Alene Mines Corp.(2)	12,428	266,456
Freeport-McMoRan Copper & Gold, Inc.	9,463	288,148
Hecla Mining Co.(2)	56,275	301,634
Lundin Mining Corp.(2)	6,836	23,926
Newmont Mining Corp.	3,028	190,461
Noranda Aluminum Holding Corp.(2)	24,145	201,611
Pan American Silver Corp.	11,313	302,849
RTI International Metals, Inc.(2)	2,477	57,764
Stillwater Mining Co.(2)	7,332	62,322
Teck Resources Ltd.	1,603	46,792

		2,288,583

MULTI-UTILITIES — 0.5%
Ameren Corp.	1,822	54,241
DTE Energy Co.	3,172	155,491
Integrys Energy Group, Inc.	2,404	116,883

		326,615

MULTILINE RETAIL — 0.9%
Dillard's, Inc., Class A	5,259	228,661
Macy's, Inc.	11,246	295,995

		524,656

OIL, GAS AND CONSUMABLE FUELS — 5.2%
Canadian Natural Resources Ltd.	869	25,436
Chevron Corp.	3,441	318,361
Cloud Peak Energy, Inc.(2)	7,801	132,227
ConocoPhillips	5,015	317,550
CVR Energy, Inc.(2)	13,243	279,957
Denbury Resources, Inc.(2)	5,800	66,700
Energy XXI Bermuda Ltd.(2)	13,087	280,716

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

HollyFrontier Corp.	1,016	$26,639
Marathon Oil Corp.	9,241	199,421
Nexen, Inc.	8,214	127,235
Stone Energy Corp.(2)	11,183	181,276
Suncor Energy, Inc.	1,454	36,990
Tesoro Corp.(2)	15,363	299,118
Valero Energy Corp.	15,807	281,048
W&T Offshore, Inc.	21,089	290,185
Western Refining, Inc.(2)	22,669	282,456

		3,145,315

PAPER AND FOREST PRODUCTS — 1.0%
Buckeye Technologies, Inc.	12,587	303,472
Domtar Corp.	4,499	306,697

		610,169

PERSONAL PRODUCTS — 1.0%
Herbalife Ltd.	5,755	308,468
Nu Skin Enterprises, Inc., Class A	7,267	294,459

		602,927

PHARMACEUTICALS — 1.8%
Eli Lilly & Co.	9,453	349,477
Jazz Pharmaceuticals, Inc.(2)	7,671	318,500
Par Pharmaceutical Cos., Inc.(2)	10,983	292,368
ViroPharma, Inc.(2)	7,729	139,663

		1,100,008

PROFESSIONAL SERVICES — 0.5%
Towers Watson & Co., Class A	5,240	313,247

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Brandywine Realty Trust	38,778	310,612
CBL & Associates Properties, Inc.	21,707	246,592
Equity LifeStyle Properties, Inc.	5,412	339,332
First Industrial Realty Trust, Inc.(2)	36,955	295,640
Strategic Hotels & Resorts, Inc.(2)	43,372	186,933

		1,379,109

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	3,075	159,316

ROAD AND RAIL — 0.7%
Knight Transportation, Inc.	8,477	112,829
Old Dominion Freight Line, Inc.(2)	10,281	297,840

		410,669

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.8%
Avago Technologies Ltd.	9,513	311,741
Cypress Semiconductor Corp.(2)	15,927	238,427

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Entegris, Inc.(2)	40,178	$256,336
GT Advanced Technologies, Inc.(2)	42,581	298,919
Intel Corp.	6,104	130,198
LSI Corp.(2)	56,522	292,784
Marvell Technology Group Ltd.(2)	25,514	370,718
Micron Technology, Inc.(2)	51,630	260,215
MKS Instruments, Inc.	9,500	206,245
NVIDIA Corp.(2)	12,939	161,738
OmniVision Technologies, Inc.(2)	8,630	121,165
Teradyne, Inc.(2)	27,162	299,054

		2,947,540

SOFTWARE — 3.2%
ACI Worldwide, Inc.(2)	11,330	312,028
Aspen Technology, Inc.(2)	7,840	119,717
Cadence Design Systems, Inc.(2)	32,226	297,768
Electronic Arts, Inc.(2)	14,470	295,912
Mentor Graphics Corp.(2)	29,803	286,705
Microsoft Corp.	10,127	252,061
Synopsys, Inc.(2)	15,640	380,990

		1,945,181

SPECIALTY RETAIL — 1.9%
Best Buy Co., Inc.	5,992	139,614
Foot Locker, Inc.	8,590	172,573
GameStop Corp., Class A(2)	13,108	302,795
Hibbett Sports, Inc.(2)	1,772	60,053
PetSmart, Inc.	7,371	314,373
Pier 1 Imports, Inc.(2)	15,874	155,248
Williams-Sonoma, Inc.	1,064	32,760

		1,177,416

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Iconix Brand Group, Inc.(2)	10,613	167,685
Jones Group, Inc. (The)	32,694	301,112
VF Corp.	3,452	419,487

		888,284

THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(2)	12,836	169,564
Washington Federal, Inc.	7,577	96,531

		266,095

TRADING COMPANIES AND DISTRIBUTORS — 0.7%
Beacon Roofing Supply, Inc.(2)	19,776	316,218
W.W. Grainger, Inc.	683	102,136

		418,354

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Sprint Nextel Corp.(2)	89,671	272,600
Telephone & Data Systems, Inc.	14,065	298,881

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

United States Cellular Corp.(2)	6,800	$269,620

		841,101

TOTAL COMMON STOCKS (Cost $58,493,689)		54,084,743

TEMPORARY CASH INVESTMENTS — 2.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $516,956), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $506,605)		506,605
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $444,919), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $434,232)		434,232
SSgA U.S. Government Money Market Fund	692,589	692,589

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,633,426)		1,633,426

TOTAL INVESTMENT SECURITIES — 91.6% (Cost $60,127,115)		55,718,169

TOTAL SECURITIES SOLD SHORT — (88.7)%		(53,988,701)

OTHER ASSETS AND LIABILITIES — 97.2%		59,125,273

TOTAL NET ASSETS — 100.0%		$60,854,741

	Shares	Value
SECURITIES SOLD SHORT — (88.7)%

AEROSPACE AND DEFENSE — (1.8)%
AAR Corp.	(17,964)	(299,460)
CAE, Inc.	(31,792)	(295,984)
DigitalGlobe, Inc.	(4,342)	(84,365)
Esterline Technologies Corp.	(1,727)	(89,528)
Spirit Aerosystems Holdings, Inc., Class A	(21,114)	(336,768)

		(1,106,105)

AIRLINES — (0.4)%
AMR Corp.	(64,304)	(190,340)
Copa Holdings SA, Class A	(1,200)	(73,524)

		(263,864)

AUTO COMPONENTS — (1.0)%
Cooper Tire & Rubber Co.	(28,152)	(306,575)
Johnson Controls, Inc.	(11,440)	(301,673)

		(608,248)

AUTOMOBILES — (1.0)%
Tesla Motors, Inc.	(14,619)	(356,557)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Thor Industries, Inc.	(10,224)	$(226,462)

		(583,019)

BEVERAGES — (0.6)%
Coca-Cola Co. (The)	(580)	(39,185)
PepsiCo, Inc.	(5,200)	(321,880)

		(361,065)

BIOTECHNOLOGY — (2.4)%
Ariad Pharmaceuticals, Inc.	(15,459)	(135,885)
Dendreon Corp.	(16,753)	(150,777)
Human Genome Sciences, Inc.	(11,201)	(142,141)
Ironwood Pharmaceuticals, Inc.	(14,319)	(154,645)
Myrexis, Inc.	(10,928)	(29,943)
OPKO Health, Inc.	(33,835)	(146,505)
Pharmasset, Inc.	(1,742)	(143,488)
Savient Pharmaceuticals, Inc.	(31,259)	(128,162)
Seattle Genetics, Inc.	(7,721)	(147,162)
Theravance, Inc.	(6,706)	(135,059)
Vertex Pharmaceuticals, Inc.	(2,990)	(133,175)

		(1,446,942)

BUILDING PRODUCTS — (0.9)%
AO Smith Corp.	(7,347)	(235,324)
Armstrong World Industries, Inc.	(1,673)	(57,618)
Lennox International, Inc.	(10,416)	(268,525)

		(561,467)

CAPITAL MARKETS — (2.9)%
Apollo Investment Corp.	(34,113)	(256,530)
Ares Capital Corp.	(22,877)	(315,016)
Goldman Sachs Group, Inc. (The)	(2,368)	(223,895)
Jefferies Group, Inc.	(20,954)	(260,039)
Knight Capital Group, Inc. Class A	(30,127)	(366,344)
Prospect Capital Corp.	(39,459)	(331,850)
Teton Advisors, Inc., Class B	(20)	(8)

		(1,753,682)

CHEMICALS — (3.0)%
Agrium, Inc.	(2,745)	(182,982)
Airgas, Inc.	(4,809)	(306,910)
Balchem Corp.	(2,030)	(75,739)
FMC Corp.	(566)	(39,145)
Intrepid Potash, Inc.	(10,897)	(271,008)
Methanex Corp.	(5,485)	(114,307)
Nalco Holding Co.	(937)	(32,776)
NL Industries, Inc.	(20,350)	(254,986)
Praxair, Inc.	(368)	(34,401)
Scotts Miracle-Gro Co. (The), Class A	(5,898)	(263,051)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Valhi, Inc.	(5,163)	$(279,680)

		(1,854,985)

COMMERCIAL BANKS — (1.6)%
Bank of Montreal	(5,219)	(291,481)
Bank of Nova Scotia	(2,727)	(136,759)
Hancock Holding Co.	(9,325)	(249,724)
Iberiabank Corp.	(6,679)	(314,314)

		(992,278)

COMMERCIAL SERVICES AND SUPPLIES — (0.9)%
Geo Group, Inc. (The)	(14,214)	(263,812)
Ritchie Bros Auctioneers, Inc.	(14,024)	(283,144)

		(546,956)

COMMUNICATIONS EQUIPMENT — (2.7)%
Acme Packet, Inc.	(6,967)	(296,724)
InterDigital, Inc.	(5,365)	(249,902)
Juniper Networks, Inc.	(14,064)	(242,745)
Loral Space & Communications, Inc.	(5,512)	(276,151)
Riverbed Technology, Inc.	(14,726)	(293,931)
Viasat, Inc.	(9,055)	(301,622)

		(1,661,075)

CONSTRUCTION AND ENGINEERING — (1.1)%
AECOM Technology Corp.	(17,129)	(302,669)
Jacobs Engineering Group, Inc.	(936)	(30,223)
Shaw Group, Inc. (The)	(14,325)	(311,426)

		(644,318)

CONSUMER FINANCE — (0.2)%
SLM Corp.	(9,476)	(117,976)

CONTAINERS AND PACKAGING — (0.5)%
Rock-Tenn Co., Class A	(6,121)	(297,970)

DIVERSIFIED CONSUMER SERVICES — (1.0)%
Grand Canyon Education, Inc.	(24,084)	(388,957)
Hillenbrand, Inc.	(8,114)	(149,298)
K12, Inc.	(2,840)	(72,306)

		(610,561)

DIVERSIFIED FINANCIAL SERVICES — (0.3)%
MSCI, Inc., Class A	(5,991)	(181,707)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.4)%
CenturyLink, Inc.	(6,536)	(216,472)

ELECTRIC UTILITIES — (1.1)%
PPL Corp.	(11,651)	(332,519)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

UIL Holdings Corp.	(10,003)	$(329,399)

		(661,918)

ELECTRICAL EQUIPMENT — (0.5)%
GrafTech International Ltd.	(23,196)	(294,589)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (2.9)%
Amphenol Corp., Class A	(953)	(38,854)
Arrow Electronics, Inc.	(3,246)	(90,174)
Avnet, Inc.	(11,461)	(298,903)
Benchmark Electronics, Inc.	(23,794)	(309,560)
Ingram Micro, Inc., Class A	(10,557)	(170,284)
Plexus Corp.	(12,329)	(278,882)
Scansource, Inc.	(10,074)	(297,787)
Universal Display Corp.	(5,688)	(272,683)

		(1,757,127)

ENERGY EQUIPMENT AND SERVICES — (2.4)%
Dril-Quip, Inc.	(5,482)	(295,535)
Lufkin Industries, Inc.	(5,482)	(291,697)
Noble Corp.	(10,294)	(302,129)
Rowan Cos., Inc.	(9,467)	(285,809)
Tidewater, Inc.	(7,087)	(298,008)

		(1,473,178)

FOOD AND STAPLES RETAILING — (0.5)%
Pricesmart, Inc.	(917)	(57,147)
United Natural Foods, Inc.	(7,018)	(259,947)

		(317,094)

FOOD PRODUCTS — (2.9)%
Archer-Daniels-Midland Co.	(12,150)	(301,442)
Bunge Ltd.	(5,617)	(327,415)
Corn Products International, Inc.	(4,943)	(193,963)
Green Mountain Coffee Roasters, Inc.	(938)	(87,178)
Pilgrim's Pride Corp.	(49,873)	(212,958)
Sanderson Farms, Inc.	(7,780)	(369,550)
Snyders-Lance, Inc.	(14,677)	(306,015)

		(1,798,521)

GAS UTILITIES — (0.5)%
Northwest Natural Gas Co.	(6,930)	(305,613)

HEALTH CARE EQUIPMENT AND SUPPLIES — (2.7)%
DexCom, Inc.	(29,512)	(354,144)
Edwards Lifesciences Corp.	(2,894)	(206,284)
MAKO Surgical Corp.	(11,668)	(399,279)
Meridian Bioscience, Inc.	(5,387)	(84,791)
Neogen Corp.	(6,120)	(212,487)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Volcano Corp.	(12,758)	$(378,020)

		(1,635,005)

HEALTH CARE PROVIDERS AND SERVICES — (2.8)%
Accretive Health, Inc.	(7,949)	(168,757)
Catalyst Health Solutions, Inc.	(6,111)	(352,544)
Coventry Health Care, Inc.	(5,604)	(161,451)
Health Net, Inc.	(12,577)	(298,201)
Healthspring, Inc.	(5,683)	(207,202)
Kindred Healthcare, Inc.	(8,699)	(74,985)
Owens & Minor, Inc.	(10,800)	(307,584)
Quest Diagnostics, Inc.	(796)	(39,291)
VCA Antech, Inc.	(4,181)	(66,812)

		(1,676,827)

HEALTH CARE TECHNOLOGY — (0.7)%
Quality Systems, Inc.	(4,334)	(420,398)

HOTELS, RESTAURANTS AND LEISURE — (2.2)%
Chipotle Mexican Grill, Inc.	(950)	(287,803)
Gaylord Entertainment Co.	(15,551)	(300,756)
Jack in the Box, Inc.	(7,958)	(158,523)
Las Vegas Sands Corp.	(1,052)	(40,334)
Life Time Fitness, Inc.	(1,412)	(52,032)
Orient-Express Hotels Ltd., Class A	(27,734)	(191,642)
Royal Caribbean Cruises Ltd.	(13,833)	(299,346)

		(1,330,436)

HOUSEHOLD DURABLES — (1.4)%
KB Home	(41,450)	(242,897)
M.D.C. Holdings, Inc.	(18,902)	(320,200)
Ryland Group, Inc.	(29,190)	(310,873)

		(873,970)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.3)%
Ormat Technologies, Inc.	(13,161)	(211,629)

INDUSTRIAL CONGLOMERATES — (0.5)%
Carlisle Cos., Inc.	(9,502)	(302,924)

INSURANCE — (5.3)%
American International Group, Inc.	(13,729)	(301,352)
Aon Corp.	(6,508)	(273,206)
CNA Financial Corp.	(13,833)	(310,827)
Enstar Group Ltd.	(3,522)	(335,400)
Fairfax Financial Holdings Ltd.	(897)	(345,058)
Genworth Financial, Inc., Class A	(52,295)	(300,173)
MBIA, Inc.	(39,388)	(286,351)
MetLife, Inc.	(3,308)	(92,657)
Old Republic International Corp.	(34,923)	(311,513)
Primerica, Inc.	(15,662)	(337,673)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

RenaissanceRe Holdings Ltd.	(4,990)	$(318,362)

		(3,212,572)

INTERNET AND CATALOG RETAIL — (0.5)%
Shutterfly, Inc.	(6,890)	(283,730)

INTERNET SOFTWARE AND SERVICES — (1.7)%
Akamai Technologies, Inc.	(9,134)	(181,584)
Digital River, Inc.	(9,405)	(194,966)
Equinix, Inc.	(3,813)	(338,709)
MercadoLibre, Inc.	(2,302)	(123,732)
RightNow Technologies, Inc.	(3,622)	(119,707)
VeriSign, Inc.	(2,398)	(68,607)

		(1,027,305)

IT SERVICES — (1.8)%
iGate Corp.	(27,616)	(318,689)
Sapient Corp.	(22,425)	(227,389)
Syntel, Inc.	(5,303)	(229,037)
Teradata Corp.	(842)	(45,072)
Wright Express Corp.	(7,935)	(301,847)

		(1,122,034)

LEISURE EQUIPMENT AND PRODUCTS — (0.1)%
Hasbro, Inc.	(968)	(31,567)

LIFE SCIENCES TOOLS AND SERVICES — (0.9)%
Nordion, Inc.	(25,676)	(226,462)
PAREXEL International Corp.	(16,494)	(312,232)

		(538,694)

MACHINERY — (1.9)%
Flowserve Corp.	(3,593)	(265,882)
Meritor, Inc.	(5,691)	(40,178)
Terex Corp.	(27,529)	(282,448)
WABCO Holdings, Inc.	(7,601)	(287,774)
Westport Innovations, Inc.	(9,986)	(288,895)

		(1,165,177)

MEDIA — (2.6)%
DreamWorks Animation SKG, Inc., Class A	(13,217)	(240,285)
Imax Corp.	(19,139)	(277,133)
Liberty Media Corp. - Liberty Capital, Series A	(4,636)	(306,532)
Morningstar, Inc.	(6,529)	(368,497)
Thomson Reuters Corp.	(3,944)	(106,646)
Valassis Communications, Inc.	(14,087)	(263,990)

		(1,563,083)

METALS AND MINING — (4.6)%
AK Steel Holding Corp.	(45,951)	(300,519)
Allegheny Technologies, Inc.	(7,785)	(287,967)
Allied Nevada Gold Corp.	(4,345)	(155,594)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Carpenter Technology Corp.	(1,349)	$(60,557)
Globe Specialty Metals, Inc.	(4,212)	(61,158)
Molycorp, Inc.	(8,661)	(284,687)
North American Palladium Ltd.	(61,360)	(156,468)
Northern Dynasty Minerals Ltd.	(36,750)	(196,980)
Royal Gold, Inc.	(2,726)	(174,627)
Rubicon Minerals Corp.	(46,159)	(158,787)
Schnitzer Steel Industries, Inc., Class A	(2,522)	(92,810)
Silver Standard Resources, Inc.	(9,925)	(182,124)
Thompson Creek Metals Co., Inc.	(22,898)	(138,991)
United States Steel Corp.	(7,689)	(169,235)
US Gold Corp.	(38,389)	(153,940)
Walter Energy, Inc.	(3,759)	(225,578)

		(2,800,022)

MULTI-UTILITIES — (1.1)%
Black Hills Corp.	(10,472)	(320,862)
Dominion Resources, Inc.	(6,837)	(347,115)

		(667,977)

OFFICE ELECTRONICS — (0.2)%
Zebra Technologies Corp., Class A	(3,846)	(118,995)

OIL, GAS AND CONSUMABLE FUELS — (5.7)%
Brigham Exploration Co.	(11,839)	(299,053)
Clean Energy Fuels Corp.	(22,447)	(249,611)
Concho Resources, Inc.	(4,114)	(292,670)
Continental Resources, Inc.	(5,045)	(244,027)
Enbridge, Inc.	(8,779)	(280,313)
EOG Resources, Inc.	(3,132)	(222,403)
EXCO Resources, Inc.	(17,683)	(189,562)
Imperial Oil Ltd.	(4,033)	(145,632)
Kodiak Oil & Gas Corp.	(56,838)	(296,126)
Kosmos Energy Ltd.	(12,658)	(148,225)
McMoRan Exploration Co.	(19,841)	(197,021)
Northern Oil and Gas, Inc.	(4,785)	(92,781)
Ship Finance International Ltd.	(24,547)	(319,111)
Sunoco, Inc.	(3,809)	(118,117)
Ultra Petroleum Corp.	(3,482)	(96,521)
World Fuel Services Corp.	(9,466)	(309,065)

		(3,500,238)

PAPER AND FOREST PRODUCTS†
Louisiana-Pacific Corp.	(5,458)	(27,836)

PERSONAL PRODUCTS — (0.2)%
Avon Products, Inc.	(5,894)	(115,522)

PHARMACEUTICALS — (1.4)%
Auxilium Pharmaceuticals, Inc.	(21,601)	(323,799)
Mylan, Inc.	(2,146)	(36,482)
Salix Pharmaceuticals Ltd.	(1,582)	(46,827)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Valeant Pharmaceuticals International, Inc.	(7,892)	$(292,951)
VIVUS, Inc.	(18,537)	(149,594)

		(849,653)

PROFESSIONAL SERVICES — (0.6)%
Acacia Research - Acacia Technologies	(1,377)	(49,558)
CoStar Group, Inc.	(5,945)	(308,962)

		(358,520)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.1)%
DuPont Fabros Technology, Inc.	(12,506)	(246,243)
Healthcare Realty Trust, Inc.	(17,064)	(287,528)
ProLogis, Inc.	(10,983)	(266,338)
Ventas, Inc.	(5,977)	(295,264)
Weyerhaeuser Co.	(12,504)	(194,437)

		(1,289,810)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.8)%
Brookfield Office Properties, Inc.	(17,459)	(240,410)
Howard Hughes Corp. (The)	(5,560)	(234,076)

		(474,486)

ROAD AND RAIL — (0.3)%
Hertz Global Holdings, Inc.	(22,340)	(198,826)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (3.8)%
Cavium, Inc.	(9,496)	(256,487)
Cirrus Logic, Inc.	(2,380)	(35,081)
First Solar, Inc.	(3,540)	(223,763)
Formfactor, Inc.	(18,636)	(116,102)
Hittite Microwave Corp.	(5,158)	(251,195)
MEMC Electronic Materials, Inc.	(56,483)	(295,971)
Power Integrations, Inc.	(9,118)	(279,102)
Rambus, Inc.	(18,790)	(263,060)
Silicon Laboratories, Inc.	(6,909)	(231,521)
Spansion, Inc., Class A	(2,230)	(27,251)
Texas Instruments, Inc.	(3,285)	(87,545)
TriQuint Semiconductor, Inc.	(50,645)	(254,238)

		(2,321,316)

SOFTWARE — (1.7)%
Ariba, Inc.	(1,136)	(31,479)
Concur Technologies, Inc.	(6,774)	(252,128)
Pegasystems, Inc.	(6,684)	(204,597)
Rovi Corp.	(690)	(29,656)
Salesforce.com, Inc.	(2,658)	(303,756)
Synchronoss Technologies, Inc.	(8,860)	(220,703)

		(1,042,319)

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

SPECIALTY RETAIL — (2.0)%
AutoNation, Inc.	(6,650)	$(217,987)
Cabela's, Inc.	(10,438)	(213,875)
CarMax, Inc.	(12,727)	(303,539)
OfficeMax, Inc.	(46,758)	(226,776)
Urban Outfitters, Inc.	(11,540)	(257,573)

		(1,219,750)

TEXTILES, APPAREL AND LUXURY GOODS — (2.0)%
Fossil, Inc.	(3,298)	(267,336)
Gildan Activewear, Inc.	(11,781)	(304,421)
Skechers U.S.A., Inc., Class A	(22,679)	(318,186)
Under Armour, Inc., Class A	(5,154)	(342,277)

		(1,232,220)

THRIFTS AND MORTGAGE FINANCE — (1.0)%
MGIC Investment Corp.	(146,931)	(274,761)
Radian Group, Inc.	(129,044)	(282,606)
Tree.com, Inc.	(6,904)	(34,520)

		(591,887)

TRADING COMPANIES AND DISTRIBUTORS — (2.0)%
Air Lease Corp.	(6,789)	(130,349)
Fastenal Co.	(9,450)	(314,496)
TAL International Group, Inc.	(12,207)	(304,443)
Textainer Group Holdings Ltd.	(14,623)	(296,554)
Watsco, Inc.	(3,213)	(164,184)

		(1,210,026)

WIRELESS TELECOMMUNICATION SERVICES — (0.3)%
SBA Communications Corp., Class A	(1,869)	(64,443)
Shenandoah Telecommunications Co.	(8,328)	(92,774)

		(157,217)

TOTAL SECURITIES SOLD SHORT — (88.7)% (Proceeds $65,480,490)		(53,988,701)

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $54,085,000.
(2)	Non-income producing.

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$50,168,945	—	—
Foreign Common Stocks	3,915,798	—	—
Temporary Cash Investments	692,589	$940,837	—
Total Value of Investment Securities	$54,777,332	$940,837	—

Securities Sold Short
Domestic Common Stocks	$(48,025,929)	—	—
Foreign Common Stocks	(5,962,772)	—	—
Total Value of Securities Sold Short	$(53,988,701)	—	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$60,626,162
Gross tax appreciation of investments	$4,305,301
Gross tax depreciation of investments	(9,213,294)
Net tax appreciation (depreciation) of investments	$(4,907,993)
Net tax appreciation (depreciation) on securities sold short	$11,491,789
Net tax appreciation (depreciation)	$6,583,796

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

September 30, 2011

Global Gold - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.3%

AUSTRALIA — 0.9%
CGA Mining Ltd.(1)	1,780,641	$3,976,238
Newcrest Mining Ltd.	181,155	5,969,893

		9,946,131

CANADA — 68.0%
Agnico-Eagle Mines Ltd.	227,035	13,573,569
Agnico-Eagle Mines Ltd. New York Shares	322,400	19,189,248
Alamos Gold, Inc.	162,300	2,439,379
ATAC Resources Ltd.(1)	1,124,700	4,561,480
AuRico Gold, Inc.(1)	841,300	7,940,125
Aurizon Mines Ltd.(1)	887,400	4,530,575
B2Gold Corp.(1)	2,409,500	8,967,506
Barrick Gold Corp.	3,090,212	144,158,390
Belo Sun Mining Corp.(1)	4,915,100	5,300,184
Canaco Resources, Inc.(1)	3,333,500	6,075,947
Centerra Gold, Inc.	387,200	7,208,963
Clifton Star Resources, Inc.(1)	997,700	2,761,074
Continental Gold Ltd.(1)	427,000	2,705,678
Detour Gold Corp.(1)	411,001	10,707,441
Dundee Precious Metals, Inc.(1)	1,048,400	8,173,898
Eldorado Gold Corp.	2,469,700	42,540,400
First Majestic Silver Corp.(1)	307,500	4,692,170
Franco-Nevada Corp.	294,900	10,668,632
GBS Gold International, Inc.(1)	347,300	1,657
Goldcorp, Inc.	2,523,276	115,749,477
Goldcorp, Inc. New York Shares	64,300	2,934,652
Golden Star Resources Ltd.(1)	965,100	1,814,340
Guyana Goldfields, Inc.(1)	547,700	4,108,142
IAMGOLD Corp.	1,793,019	35,641,364
Ivanhoe Mines Ltd.(1)	477,900	6,589,994
Kinross Gold Corp.	2,382,552	35,400,644
Kinross Gold Corp. New York Shares	688,357	10,173,916
Kirkland Lake Gold, Inc.(1)	235,600	3,819,872
Midas Gold Corp.(1)	1,567,250	5,832,880
Minefinders Corp. Ltd.(1)	130,900	1,807,542
Nevsun Resources Ltd.	1,093,300	5,508,755
New Gold, Inc.(1)	2,981,600	30,786,251
Northgate Minerals Corp.(1)	1,179,100	3,960,714
Osisko Mining Corp.(1)	2,166,400	27,434,038
Pan American Silver Corp.	363,300	9,725,541
Premier Gold Mines Ltd.(1)	784,000	4,129,860
Rio Novo Gold, Inc.(1)	1,327,300	1,076,634
Sabina Gold & Silver Corp.(1)	642,400	1,802,325
Seabridge Gold, Inc.(1)	107,400	2,414,352
SEMAFO, Inc.(1)	638,700	5,272,216
Silver Standard Resources, Inc.(1)	215,400	3,952,590
Silver Wheaton Corp.	1,526,000	44,940,700

Global Gold - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Tahoe Resources, Inc.(1)	450,500	$6,491,602
Torex Gold Resources, Inc.(1)	5,303,990	6,580,005
Wesdome Gold Mines Ltd.	1,357,200	3,328,566
Yamana Gold, Inc.	2,558,042	35,103,201
Yamana Gold, Inc. New York Shares	926,381	12,654,364

		735,230,853

JERSEY — 4.8%
Randgold Resources Ltd. ADR	537,200	51,957,984

MEXICO — 0.4%
Fresnillo plc	171,503	4,220,157

PERU — 3.1%
Cia de Minas Buenaventura SA ADR	893,700	33,728,238

SOUTH AFRICA — 7.2%
AngloGold Ashanti Ltd.	465,502	19,309,758
AngloGold Ashanti Ltd. ADR	511,676	21,162,919
Gold Fields Ltd.	1,462,510	22,484,235
Great Basin Gold Ltd.(1)	3,063,100	5,173,859
Harmony Gold Mining Co. Ltd.	867,150	10,182,589

		78,313,360

UNITED STATES — 13.9%
Allied Nevada Gold Corp.(1)	466,300	16,815,991
Coeur d'Alene Mines Corp.(1)	448,459	9,614,961
Hecla Mining Co.(1)	502,900	2,695,544
Newmont Mining Corp.	1,447,314	91,036,051
Royal Gold, Inc.	462,921	29,654,719

		149,817,266

TOTAL COMMON STOCKS (Cost $483,468,514)		1,063,213,989

WARRANTS†

CANADA†
Torex Gold Resources, Inc.(1) (Cost $—)	1,321,547	107,197

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $4,490,453), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $4,400,537)		4,400,533
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,864,717), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $3,771,888)		3,771,885
SSgA U.S. Government Money Market Fund	6,009,959	6,009,959

TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,182,377)		14,182,377

Global Gold - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $497,650,891)	1,077,503,563

OTHER ASSETS AND LIABILITIES — 0.4%	4,020,204

TOTAL NET ASSETS — 100.0%	$1,081,523,767

Notes to Schedule of Investments
ADR - American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Global Gold - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Gold - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$356,992,894	$556,403,829	—
Domestic Common Stocks	133,001,275	16,815,991	—
Warrants	—	107,197	—
Temporary Cash Investments	6,009,959	8,172,418	—
Total Value of Investment Securities	$496,004,128	$581,499,435	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$506,273,643
Gross tax appreciation of investments	$592,854,840
Gross tax depreciation of investments	(21,624,920)
Net tax appreciation (depreciation) of investments	$571,229,920

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

September 30, 2011

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	208,698	$11,872,829
Lockheed Martin Corp.	6,981	507,100
Northrop Grumman Corp.	249,867	13,033,063
Raytheon Co.	22,019	899,916
United Technologies Corp.	264,821	18,632,806

		44,945,714

AIR FREIGHT AND LOGISTICS — 1.1%
FedEx Corp.	91,291	6,178,575
United Parcel Service, Inc., Class B	138,387	8,739,139

		14,917,714

AUTO COMPONENTS — 0.5%
TRW Automotive Holdings Corp.(1)	204,865	6,705,231

AUTOMOBILES — 0.5%
Ford Motor Co.(1)	729,561	7,054,855

BEVERAGES — 1.9%
Coca-Cola Co. (The)	114,794	7,755,483
Coca-Cola Enterprises, Inc.	131,962	3,283,214
Constellation Brands, Inc., Class A(1)	7,753	139,554
Dr Pepper Snapple Group, Inc.	335,658	13,016,817
PepsiCo, Inc.	21,362	1,322,308

		25,517,376

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	204,627	11,244,253
Biogen Idec, Inc.(1)	138,266	12,879,478
United Therapeutics Corp.(1)	9,534	357,430

		24,481,161

CAPITAL MARKETS — 1.7%
Bank of New York Mellon Corp. (The)	739,204	13,741,802
Janus Capital Group, Inc.	16,513	99,078
Legg Mason, Inc.	346,770	8,915,457

		22,756,337

CHEMICALS — 2.0%
CF Industries Holdings, Inc.	49,708	6,133,470
Monsanto Co.	182,925	10,982,817
OM Group, Inc.(1)	5,643	146,549
PPG Industries, Inc.	137,975	9,749,313

		27,012,149

COMMERCIAL BANKS — 2.6%
U.S. Bancorp.	545,781	12,847,685

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Wells Fargo & Co.	897,000	$21,635,640

		34,483,325

COMMUNICATIONS EQUIPMENT — 0.3%
Cisco Systems, Inc.	156,027	2,416,858
Motorola Solutions, Inc.	42,384	1,775,890
Research In Motion Ltd.(1)	23,695	481,008

		4,673,756

COMPUTERS AND PERIPHERALS — 4.1%
Apple, Inc.(1)	95,081	36,242,976
Dell, Inc.(1)	938,496	13,279,718
Lexmark International, Inc., Class A(1)	13,239	357,850
Western Digital Corp.(1)	235,523	6,057,652

		55,938,196

CONSTRUCTION AND ENGINEERING — 1.1%
Fluor Corp.	135,920	6,327,076
KBR, Inc.	93,954	2,220,133
URS Corp.(1)	212,920	6,315,207

		14,862,416

CONSUMER FINANCE — 1.4%
American Express Co.	165,354	7,424,394
Cash America International, Inc.	211,161	10,802,997

		18,227,391

DIVERSIFIED CONSUMER SERVICES — 1.3%
Education Management Corp.(1)	14,639	217,243
H&R Block, Inc.	654,574	8,712,380
ITT Educational Services, Inc.(1)	149,939	8,633,487

		17,563,110

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	28,340	173,441
CME Group, Inc.	4,651	1,146,006
JPMorgan Chase & Co.	414,794	12,493,595
NASDAQ OMX Group, Inc. (The)(1)	65,469	1,514,953

		15,327,995

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	1,035,282	29,526,243
Verizon Communications, Inc.	714,944	26,309,939

		55,836,182

ELECTRIC UTILITIES — 1.9%
American Electric Power Co., Inc.	22,374	850,659
Entergy Corp.	143,689	9,525,144
Exelon Corp.	20,909	890,933

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

FirstEnergy Corp.	308,912	$13,873,238

		25,139,974

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	97,668	4,034,665

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
TE Connectivity Ltd.	325,116	9,148,764
Vishay Intertechnology, Inc.(1)	666,322	5,570,452

		14,719,216

ENERGY EQUIPMENT AND SERVICES — 1.6%
Complete Production Services, Inc.(1)	54,626	1,029,700
Helix Energy Solutions Group, Inc.(1)	293,952	3,850,771
National Oilwell Varco, Inc.	39,030	1,999,117
SEACOR Holdings, Inc.	100,481	8,059,581
Transocean Ltd.	142,582	6,806,865

		21,746,034

FOOD AND STAPLES RETAILING — 1.1%
SUPERVALU, Inc.	96,583	643,243
Wal-Mart Stores, Inc.	33,983	1,763,718
Walgreen Co.	365,763	12,029,945

		14,436,906

FOOD PRODUCTS — 2.4%
H.J. Heinz Co.	22,074	1,114,296
Hershey Co. (The)	214,835	12,726,825
Sara Lee Corp.	157,332	2,572,378
Smithfield Foods, Inc.(1)	318,539	6,211,511
Tyson Foods, Inc., Class A	574,948	9,981,097

		32,606,107

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Becton, Dickinson and Co.	116,579	8,547,572
Zimmer Holdings, Inc.(1)	124,076	6,638,066

		15,185,638

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	156,605	11,389,882
Magellan Health Services, Inc.(1)	54,319	2,623,608
UnitedHealth Group, Inc.	364,004	16,787,864
WellCare Health Plans, Inc.(1)	49,273	1,871,389
WellPoint, Inc.	36,566	2,387,028

		35,059,771

HOTELS, RESTAURANTS AND LEISURE — 0.8%
Brinker International, Inc.	25,870	541,200
Darden Restaurants, Inc.	29,609	1,265,785
McDonald's Corp.	59,399	5,216,420

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Penn National Gaming, Inc.(1)	52,433	$1,745,495
Wyndham Worldwide Corp.	47,105	1,342,963

		10,111,863

HOUSEHOLD DURABLES — 0.1%
Garmin Ltd.	10,573	335,904
Whirlpool Corp.	9,138	456,078

		791,982

HOUSEHOLD PRODUCTS — 2.5%
Kimberly-Clark Corp.	146,670	10,415,037
Procter & Gamble Co. (The)	372,600	23,540,868

		33,955,905

INDUSTRIAL CONGLOMERATES — 1.9%
General Electric Co.	1,716,025	26,152,221

INSURANCE — 4.8%
ACE Ltd.	222,439	13,479,803
Allied World Assurance Co. Holdings Ltd.	69,319	3,723,123
American Financial Group, Inc.	292,385	9,084,402
Berkshire Hathaway, Inc., Class B(1)	61,019	4,334,790
Hartford Financial Services Group, Inc.	195,678	3,158,243
Principal Financial Group, Inc.	522,168	11,837,549
Prudential Financial, Inc.	307,265	14,398,438
Sun Life Financial, Inc.	220,586	5,247,741

		65,264,089

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	339,644	8,745,833

INTERNET SOFTWARE AND SERVICES — 1.1%
AOL, Inc.(1)	291,716	3,500,592
eBay, Inc.(1)	9,768	288,058
Google, Inc., Class A(1)	22,269	11,454,728
IAC/InterActiveCorp(1)	1,861	73,603

		15,316,981

IT SERVICES — 4.0%
Accenture plc, Class A	217,385	11,451,842
Computer Sciences Corp.	169,188	4,542,698
Convergys Corp.(1)	285,601	2,678,937
Global Payments, Inc.	15,121	610,737
International Business Machines Corp.	199,817	34,973,970

		54,258,184

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	145,524	7,271,834

MACHINERY — 1.5%
Caterpillar, Inc.	83,867	6,192,739
Eaton Corp.	87,684	3,112,782
Parker-Hannifin Corp.	149,753	9,453,907

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Sauer-Danfoss, Inc.(1)	50,909	$1,471,270

		20,230,698

MEDIA — 3.3%
CBS Corp., Class B	492,396	10,035,030
Comcast Corp., Class A	685,417	14,325,215
DirecTV, Class A(1)	170,127	7,187,866
Interpublic Group of Cos., Inc. (The)	9,038	65,074
Time Warner, Inc.	454,389	13,618,038

		45,231,223

METALS AND MINING — 1.7%
Alcoa, Inc.	97,412	932,233
Freeport-McMoRan Copper & Gold, Inc.	454,394	13,836,297
Newmont Mining Corp.	138,676	8,722,721

		23,491,251

MULTI-UTILITIES — 1.1%
Ameren Corp.	101,054	3,008,377
Integrys Energy Group, Inc.	205,451	9,989,028
Public Service Enterprise Group, Inc.	42,648	1,423,164

		14,420,569

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	102,226	4,444,786
Macy's, Inc.	123,858	3,259,943

		7,704,729

OIL, GAS AND CONSUMABLE FUELS — 10.6%
Chevron Corp.	384,352	35,560,247
ConocoPhillips	353,900	22,408,948
Exxon Mobil Corp.	706,260	51,295,664
Marathon Oil Corp.	293,908	6,342,535
Occidental Petroleum Corp.	163,437	11,685,745
Tesoro Corp.(1)	170,589	3,321,368
Valero Energy Corp.	654,775	11,641,899
W&T Offshore, Inc.	48,102	661,884

		142,918,290

PAPER AND FOREST PRODUCTS — 0.8%
Domtar Corp.	144,502	9,850,701
International Paper Co.	44,152	1,026,534

		10,877,235

PHARMACEUTICALS — 7.9%
Abbott Laboratories	305,382	15,617,236
Bristol-Myers Squibb Co.	354,843	11,134,973
Eli Lilly & Co.	463,790	17,146,316
Johnson & Johnson	501,037	31,921,067
Merck & Co., Inc.	293,939	9,614,745

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Pfizer, Inc.	1,223,254	$21,627,131

		107,061,468

PROFESSIONAL SERVICES — 0.1%
Towers Watson & Co., Class A	32,098	1,918,818

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Public Storage	17,795	1,981,473
Rayonier, Inc.	96,469	3,549,095
Simon Property Group, Inc.	41,529	4,567,359

		10,097,927

ROAD AND RAIL — 0.4%
CSX Corp.	251,274	4,691,286

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	39,927	413,245
Intel Corp.	1,147,688	24,480,185
LSI Corp.(1)	1,714,630	8,881,783
Micron Technology, Inc.(1)	503,151	2,535,881
Teradyne, Inc.(1)	460,312	5,068,035

		41,379,129

SOFTWARE — 4.2%
Activision Blizzard, Inc.	106,776	1,270,635
Cadence Design Systems, Inc.(1)	13,205	122,014
Intuit, Inc.(1)	47,130	2,235,847
Microsoft Corp.	1,389,920	34,595,109
Oracle Corp.	385,976	11,092,950
Symantec Corp.(1)	307,755	5,016,407
Synopsys, Inc.(1)	93,906	2,287,550

		56,620,512

SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	255,142	5,944,809
GameStop Corp., Class A(1)	505,815	11,684,326
Home Depot, Inc. (The)	235,718	7,748,051
PetSmart, Inc.	33,991	1,449,716
Williams-Sonoma, Inc.	148,885	4,584,169

		31,411,071

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
VF Corp.	97,011	11,788,777

TOBACCO — 2.3%
Philip Morris International, Inc.	294,839	18,392,057
Reynolds American, Inc.	354,592	13,290,108

		31,682,165

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	123,711	2,628,859

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TOTAL COMMON STOCKS (Cost $1,213,873,506)		1,339,254,118

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $4,317,773), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $4,231,315)		$4,231,311
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,716,099), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $3,626,841)		3,626,838
SSgA U.S. Government Money Market Fund	5,871,054	5,871,054

TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,729,203)		13,729,203

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,227,602,709)		1,352,983,321

OTHER ASSETS AND LIABILITIES†		32,608

TOTAL NET ASSETS — 100.0%		$1,353,015,929

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,339,254,118	—	—
Temporary Cash Investments	5,871,054	$7,858,149	—
Total Value of Investment Securities	$1,345,125,172	$7,858,149	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,231,937,335
Gross tax appreciation of investments	$241,054,774
Gross tax depreciation of investments	(120,008,788)
Net tax appreciation (depreciation) of investments	$121,045,986

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

September 30, 2011

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.0%

AUSTRALIA — 7.6%
Australia & New Zealand Banking Group Ltd.	4,331	$80,433
Bendigo and Adelaide Bank Ltd.	5,999	48,624
BHP Billiton Ltd.	4,436	147,386
Commonwealth Bank of Australia	1,359	59,090
National Australia Bank Ltd.	4,533	96,308
Rio Tinto Ltd.	955	55,913
Telstra Corp. Ltd.	32,731	97,552
Westpac Banking Corp.	430	8,265

		593,571

AUSTRIA — 1.2%
Andritz AG	916	75,106
Oesterreichische Post AG	740	21,072

		96,178

BELGIUM — 1.3%
Delhaize Group SA	595	34,740
KBC Groep NV	3,013	69,349

		104,089

DENMARK — 0.7%
H. Lundbeck A/S	2,939	55,884

FRANCE — 7.1%
AXA SA	1,181	15,334
BNP Paribas SA	808	31,982
Bouygues SA	244	8,075
Faurecia	387	8,255
France Telecom SA	1,374	22,530
Metropole Television SA	2,850	46,350
Plastic Omnium SA	700	16,486
Sanofi	2,315	152,001
Societe Generale SA	1,046	27,407
Total SA	1,724	76,012
UbiSoft Entertainment SA(1)	9,426	50,838
Valeo SA	1,232	51,735
Vinci SA	495	21,255
Vivendi SA	1,168	23,848

		552,108

GABON — 0.9%
Total Gabon	192	73,316

GERMANY — 7.1%
Allianz SE	403	37,923
Aurubis AG	1,414	71,649
BASF SE	1,342	81,426
Bayer AG	1,267	69,629
Bayerische Motoren Werke AG	644	42,672

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Deutsche Lufthansa AG	3,150	$40,635
Hannover Rueckversicherung AG	1,312	59,362
Henkel AG & Co. KGaA Preference Shares	1,200	63,763
SAP AG	400	20,390
Siemens AG	220	19,875
Wacker Chemie AG	497	44,144

		551,468

GREECE — 0.9%
OPAP SA	6,696	67,940

HONG KONG — 2.0%
Dairy Farm International Holdings Ltd.	7,200	61,186
Guangdong Investment Ltd.	22,000	13,675
Wheelock & Co. Ltd.	28,000	81,853

		156,714

IRELAND — 0.1%
Experian plc	781	8,786

ISRAEL — 0.1%
Israel Chemicals Ltd.	824	9,400

ITALY — 3.3%
Autostrada Torino-Milano SpA	860	8,155
Enel SpA	18,623	82,395
ENI SpA	2,713	47,669
Exor SpA	4,023	78,499
Fiat SpA	4,534	24,504
Mediaset SpA	4,069	12,775

		253,997

JAPAN — 23.9%
Aisin Seiki Co. Ltd.	1,000	33,223
Asahi Glass Co. Ltd.	2,000	19,500
Canon, Inc.	600	27,163
Capcom Co. Ltd.	3,200	79,937
Central Japan Railway Co.	10	87,131
Daicel Chemical Industries, Ltd.	3,000	17,050
Dainippon Screen Manufacturing Co. Ltd.	7,000	42,805
Daito Trust Construction Co. Ltd.	300	27,508
Dena Co. Ltd.	1,700	71,120
Fuji Heavy Industries Ltd.	7,000	40,890
Hitachi Ltd.	5,000	24,869
INPEX Corp.	9	55,462
Isuzu Motors Ltd.	10,000	42,816
ITOCHU Corp.	8,800	84,050
JSR Corp.	400	6,876
Kao Corp.	3,400	94,576
KDDI Corp.	11	75,549
Keiyo Bank Ltd. (The)	8,000	43,213
Kuraray Co. Ltd.	3,000	40,899

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Mitsubishi Electric Corp.	11,000	$97,420
Mitsui & Co. Ltd.	900	13,027
Nikon Corp.	1,100	25,847
Nippon Electric Glass Co. Ltd.	2,000	18,120
Nippon Telegraph & Telephone Corp.	2,000	96,121
Nitto Denko Corp.	500	19,697
NTT Data Corp.	21	64,791
NTT DoCoMo, Inc.	24	43,750
Resona Holdings, Inc.	21,800	103,216
Sega Sammy Holdings, Inc.	4,200	98,097
Seven & I Holdings Co. Ltd.	1,000	28,072
SOFTBANK CORP.	1,300	38,055
Sugi Holdings Co. Ltd.	1,700	47,653
Sumitomo Mitsui Financial Group, Inc.	258	7,281
Teijin Ltd.	9,000	32,273
Tokai Rubber Industries Ltd.	1,200	16,631
TS Tech Co. Ltd.	5,500	80,215
Tsuruha Holdings, Inc.	1,200	66,540
Yamada Denki Co. Ltd.	640	44,683

		1,856,126

NETHERLANDS — 4.6%
ASML Holding NV	1,166	40,516
Delta Lloyd NV	947	14,958
Heineken Holding NV	974	37,571
ING Groep NV CVA(1)	13,565	95,470
Koninklijke Ahold NV	700	8,231
PostNL NV	8,474	37,108
Royal Dutch Shell plc B Shares	3,076	95,540
Unilever NV CVA	1,001	31,706

		361,100

NEW ZEALAND — 0.4%
Telecom Corp. of New Zealand Ltd.	16,550	32,727

NORWAY — 1.9%
Cermaq ASA(1)	2,722	29,175
Statoil ASA	2,868	61,280
TGS Nopec Geophysical Co. ASA	2,900	53,906

		144,361

PEOPLE'S REPUBLIC OF CHINA — 0.8%
Dongfeng Motor Group Co. Ltd. H Shares	48,000	63,614

SINGAPORE — 2.8%
SembCorp Marine Ltd.	7,000	17,123
Singapore Airlines Ltd.	10,000	86,523
Singapore Press Holdings Ltd.	7,000	20,005
United Overseas Bank Ltd.	7,000	90,101

		213,752

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

SPAIN — 3.3%
Banco Santander SA	77	$629
Corp. Financiera Alba	274	11,585
Distribuidora Internacional de Alimentacion SA(1)	24,441	96,249
Endesa SA	3,571	82,948
Mapfre SA	20,170	62,305

		253,716

SWEDEN — 1.9%
Billerud AB	6,554	43,991
Boliden AB	384	3,961
Investor AB B Shares	1,095	19,220
Saab AB B Shares	4,371	78,542

		145,714

SWITZERLAND — 7.5%
Lindt & Spruengli AG	6	17,464
Meyer Burger Technology AG(1)	2,737	69,496
Nestle SA	1,334	73,330
Novartis AG	1,177	65,688
Roche Holding AG	1,177	189,358
Swatch Group AG (The)	768	45,898
Swiss Life Holding AG(1)	749	81,868
Zurich Financial Services AG(1)	204	42,233

		585,335

UNITED KINGDOM — 19.6%
AstraZeneca plc	3,210	142,128
BHP Billiton plc	2,298	60,892
BP plc	3,065	18,384
British American Tobacco plc	3,538	149,958
BT Group plc	34,100	91,409
Centrica plc	15,842	72,825
Drax Group plc	10,405	77,248
GlaxoSmithKline plc	7,013	144,794
Go-Ahead Group plc	3,408	69,915
HSBC Holdings plc	25,350	193,201
Imperial Tobacco Group plc	1,258	42,483
Investec plc	3,027	16,325
Mondi plc	10,484	76,909
Next plc	2,050	80,242
Old Mutual plc	42,471	68,668
Petrofac Ltd.	3,830	70,859
Reckitt Benckiser Group plc	260	13,145
Rio Tinto plc	1,017	44,916
Standard Chartered plc	2,958	59,040
Unilever plc	302	9,460

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Vodafone Group plc	6,721	$17,356

		1,520,157

TOTAL COMMON STOCKS (Cost $8,728,303)		7,700,053

EXCHANGE-TRADED FUNDS — 0.5%

iShares MSCI EAFE Growth Index	313	15,603
iShares MSCI EAFE Value Index	459	19,044

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,091)		34,647

WARRANTS†

SINGAPORE†
Golden Agri-Resources Ltd.(1) (Cost $—)	1,224	107

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $8,767,394)		7,734,807

OTHER ASSETS AND LIABILITIES — 0.5%		40,897

TOTAL NET ASSETS — 100.0%		$7,775,704

Market Sector Diversification
(as a % of net assets)
Financials	21.0%
Consumer Staples	11.6%
Consumer Discretionary	11.4%
Industrials	11.2%
Health Care	10.6%
Materials	9.8%
Energy	7.0%
Telecommunication Services	6.7%
Information Technology	5.4%
Utilities	4.3%
Diversified	0.5%
Other Assets and Liabilities	0.5%

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Repurchase agreements are valued at cost. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$61,186	$7,638,867	—
Exchange-Traded Funds	34,647	—	—
Warrants	—	107	—
Total Value of Investment Securities	$95,833	$7,638,974	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,810,685
Gross tax appreciation of investments	$220,689
Gross tax depreciation of investments	(1,296,567)
Net tax appreciation (depreciation) of investments	$(1,075,878)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

September 30, 2011

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE AND DEFENSE — 2.8%
General Dynamics Corp.	72,120	$4,102,907
Northrop Grumman Corp.	76,234	3,976,365
United Technologies Corp.	89,420	6,291,591

		14,370,863

AIR FREIGHT AND LOGISTICS — 1.3%
FedEx Corp.	23,446	1,586,825
United Parcel Service, Inc., Class B	79,428	5,015,878

		6,602,703

AUTO COMPONENTS — 0.6%
TRW Automotive Holdings Corp.(1)	94,824	3,103,590

AUTOMOBILES — 0.7%
Ford Motor Co.(1)	350,785	3,392,091

BEVERAGES — 3.5%
Coca-Cola Co. (The)	60,074	4,058,599
Coca-Cola Enterprises, Inc.	162,887	4,052,629
Constellation Brands, Inc., Class A(1)	183,689	3,306,402
Dr Pepper Snapple Group, Inc.	123,744	4,798,792
PepsiCo, Inc.	23,372	1,446,727

		17,663,149

BIOTECHNOLOGY — 2.3%
Amgen, Inc.	93,337	5,128,868
Biogen Idec, Inc.(1)	49,868	4,645,204
United Therapeutics Corp.(1)	54,216	2,032,558

		11,806,630

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	12,107	944,951
Bank of New York Mellon Corp. (The)	230,464	4,284,326
Janus Capital Group, Inc.	31,169	187,014
Legg Mason, Inc.	66,592	1,712,080

		7,128,371

CHEMICALS — 2.4%
CF Industries Holdings, Inc.	23,345	2,880,539
Eastman Chemical Co.	6,643	455,245
Monsanto Co.	81,494	4,892,900
PPG Industries, Inc.	55,289	3,906,721

		12,135,405

COMMERCIAL BANKS — 2.3%
Commerce Bancshares, Inc.	16,829	584,808
U.S. Bancorp.	84,075	1,979,125

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Wells Fargo & Co.	384,849	$9,282,558

		11,846,491

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	59,952	928,657
Motorola Solutions, Inc.	47,996	2,011,032
Research In Motion Ltd.(1)	14,044	285,093

		3,224,782

COMPUTERS AND PERIPHERALS — 4.5%
Apple, Inc.(1)	40,116	15,291,417
Dell, Inc.(1)	378,657	5,357,996
Lexmark International, Inc., Class A(1)	75,253	2,034,089

		22,683,502

CONSTRUCTION AND ENGINEERING — 0.7%
Fluor Corp.	67,387	3,136,865
URS Corp.(1)	12,561	372,559

		3,509,424

CONSUMER FINANCE — 2.1%
American Express Co.	108,676	4,879,552
Capital One Financial Corp.	77,347	3,065,262
Cash America International, Inc.	57,653	2,949,528

		10,894,342

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc., Class A(1)	27,872	1,104,010
Career Education Corp.(1)	1,713	22,355
ITT Educational Services, Inc.(1)	53,812	3,098,495

		4,224,860

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Bank of America Corp.	42,391	259,433
Citigroup, Inc.	4,716	120,824
JPMorgan Chase & Co.	82,406	2,482,069

		2,862,326

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	363,852	10,377,059
Verizon Communications, Inc.	266,287	9,799,362

		20,176,421

ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc.	36,197	1,376,210
Entergy Corp.	69,745	4,623,396

		5,999,606

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	23,056	952,443

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Anixter International, Inc.	206	$9,773
TE Connectivity Ltd.	9,838	276,841
Vishay Intertechnology, Inc.(1)	254,518	2,127,770

		2,414,384

ENERGY EQUIPMENT AND SERVICES — 2.2%
Diamond Offshore Drilling, Inc.	20,436	1,118,667
Halliburton Co.	33,743	1,029,836
Helix Energy Solutions Group, Inc.(1)	175,407	2,297,832
National Oilwell Varco, Inc.	48,845	2,501,841
Schlumberger Ltd.	17,770	1,061,402
SEACOR Holdings, Inc.	39,176	3,142,307

		11,151,885

FOOD AND STAPLES RETAILING — 1.2%
Wal-Mart Stores, Inc.	26,011	1,349,971
Walgreen Co.	141,210	4,644,397

		5,994,368

FOOD PRODUCTS — 2.5%
H.J. Heinz Co.	68,792	3,472,620
Hershey Co. (The)	82,265	4,873,378
Smithfield Foods, Inc.(1)	97,166	1,894,737
Tyson Foods, Inc., Class A	153,927	2,672,173

		12,912,908

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Baxter International, Inc.	11,393	639,603
IDEXX Laboratories, Inc.(1)	14,089	971,718
Zimmer Holdings, Inc.(1)	73,489	3,931,662

		5,542,983

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	57,968	4,216,013
UnitedHealth Group, Inc.	138,095	6,368,941
WellCare Health Plans, Inc.(1)	84,258	3,200,119

		13,785,073

HOTELS, RESTAURANTS AND LEISURE — 0.9%
Brinker International, Inc.	79,319	1,659,353
McDonald's Corp.	17,341	1,522,887
Penn National Gaming, Inc.(1)	28,438	946,701
Starbucks Corp.	5,639	210,278

		4,339,219

HOUSEHOLD DURABLES — 0.4%
Tempur-Pedic International, Inc.(1)	40,235	2,116,763

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	84,543	$5,341,427

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	155,518	1,517,856

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	516,893	7,877,449

INSURANCE — 4.7%
ACE Ltd.	73,452	4,451,191
Allied World Assurance Co. Holdings Ltd.	44,630	2,397,077
American Financial Group, Inc.	84,767	2,633,711
Berkshire Hathaway, Inc., Class B(1)	34,123	2,424,098
Chubb Corp. (The)	18,584	1,114,854
Principal Financial Group, Inc.	160,259	3,633,072
Progressive Corp. (The)	123,211	2,188,227
Prudential Financial, Inc.	106,341	4,983,139

		23,825,369

INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	54,321	1,398,766
priceline.com, Inc.(1)	2,748	1,235,116

		2,633,882

INTERNET SOFTWARE AND SERVICES — 1.2%
Ancestry.com, Inc.(1)	20,542	482,737
Google, Inc., Class A(1)	10,781	5,545,531

		6,028,268

IT SERVICES — 5.8%
Accenture plc, Class A	101,837	5,364,773
Alliance Data Systems Corp.(1)	28,126	2,607,280
CACI International, Inc., Class A(1)	5,344	266,879
Global Payments, Inc.	13,950	563,441
International Business Machines Corp.	86,131	15,075,509
Visa, Inc., Class A	64,754	5,550,713

		29,428,595

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	69,288	3,462,321

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.(1)	49,239	1,538,719

MACHINERY — 1.2%
AGCO Corp.(1)	58,291	2,015,120
Caterpillar, Inc.	11,626	858,464
Dover Corp.	17,487	814,894
Parker-Hannifin Corp.	10,885	687,170

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Sauer-Danfoss, Inc.(1)	53,591	$1,548,780

		5,924,428

MEDIA — 3.4%
CBS Corp., Class B	186,401	3,798,852
Comcast Corp., Class A	21,642	452,318
DirecTV, Class A(1)	99,543	4,205,692
DISH Network Corp., Class A(1)	148,351	3,717,676
Time Warner, Inc.	170,343	5,105,180

		17,279,718

METALS AND MINING — 1.6%
Alcoa, Inc.	39,966	382,475
Freeport-McMoRan Copper & Gold, Inc.	147,056	4,477,855
Newmont Mining Corp.	48,518	3,051,782

		7,912,112

MULTI-UTILITIES — 1.9%
Ameren Corp.	109,152	3,249,455
Consolidated Edison, Inc.	8,598	490,258
Integrys Energy Group, Inc.	28,416	1,381,586
Public Service Enterprise Group, Inc.	139,863	4,667,228

		9,788,527

MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	28,244	1,228,049
Macy's, Inc.	148,474	3,907,836

		5,135,885

OIL, GAS AND CONSUMABLE FUELS — 10.6%
Chevron Corp.	144,610	13,379,317
ConocoPhillips	129,633	8,208,362
Exxon Mobil Corp.	293,120	21,289,306
Marathon Oil Corp.	99,051	2,137,521
Marathon Petroleum Corp.	48,558	1,313,979
Occidental Petroleum Corp.	18,741	1,339,981
Tesoro Corp.(1)	49,434	962,480
Valero Energy Corp.	215,756	3,836,142
W&T Offshore, Inc.	120,228	1,654,337

		54,121,425

PAPER AND FOREST PRODUCTS — 0.6%
Domtar Corp.	47,211	3,218,374

PERSONAL PRODUCTS — 1.3%
Herbalife Ltd.	68,526	3,672,994
Nu Skin Enterprises, Inc., Class A	67,591	2,738,787

		6,411,781

PHARMACEUTICALS — 6.8%
Abbott Laboratories	113,254	5,791,810
Bristol-Myers Squibb Co.	77,681	2,437,630

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Eli Lilly & Co.	148,905	$5,505,018
Johnson & Johnson	194,640	12,400,514
Merck & Co., Inc.	40,102	1,311,736
Pfizer, Inc.	403,182	7,128,258

		34,574,966

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Rayonier, Inc.	70,899	2,608,374
Simon Property Group, Inc.	10,394	1,143,132

		3,751,506

ROAD AND RAIL — 0.1%
Old Dominion Freight Line, Inc.(1)	4,004	115,996
Union Pacific Corp.	4,583	374,294

		490,290

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Altera Corp.	10,067	317,412
Applied Materials, Inc.	71,967	744,858
Intel Corp.	421,927	8,999,703
LSI Corp.(1)	509,259	2,637,962
Micron Technology, Inc.(1)	124,367	626,810
Teradyne, Inc.(1)	279,301	3,075,104

		16,401,849

SOFTWARE — 4.7%
Cadence Design Systems, Inc.(1)	404,069	3,733,597
Intuit, Inc.(1)	38,745	1,838,063
Microsoft Corp.	530,747	13,210,293
Oracle Corp.	68,229	1,960,901
Symantec Corp.(1)	194,770	3,174,751
Synopsys, Inc.(1)	6,421	156,416

		24,074,021

SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond, Inc.(1)	54,007	3,095,141
Home Depot, Inc. (The)	179,265	5,892,441

		8,987,582

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
VF Corp.	35,712	4,339,722

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	46,639	991,079

TOTAL COMMON STOCKS (Cost $506,509,884)		505,891,733

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $1,921,175), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,882,706)		$1,882,704
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,653,463), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,613,747)		1,613,746
SSgA U.S. Government Money Market Fund	2,573,452	2,573,452

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,069,902)		6,069,902

TOTAL INVESTMENT SECURITIES — 100.7% (Cost $512,579,786)		511,961,635

OTHER ASSETS AND LIABILITIES — (0.7)%		(3,680,307)

TOTAL NET ASSETS — 100.0%		$508,281,328

Notes to Schedule of Investments

(1)	Non-income producing.

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$505,891,733	—	—
Temporary Cash Investments	2,573,452	$3,496,450	—
Total Value of Investment Securities	$508,465,185	$3,496,450	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$519,821,463
Gross tax appreciation of investments	$39,104,507
Gross tax depreciation of investments	(46,964,335)
Net tax appreciation (depreciation) of investments	$(7,859,828)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

September 30, 2011

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 1.8%
AAR Corp.	5,805	$96,769
Aerovironment, Inc.(1)	19,730	555,399
Cubic Corp.	13,081	511,075
Curtiss-Wright Corp.	2,179	62,821
Esterline Technologies Corp.(1)	4,607	238,827
Moog, Inc., Class A(1)	17,411	567,947
Teledyne Technologies, Inc.(1)	2,486	121,466

		2,154,304

AIR FREIGHT AND LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc.(1)	7,576	252,205
Forward Air Corp.	1,636	41,636
Hub Group, Inc., Class A(1)	8,065	227,998
Park-Ohio Holdings Corp.(1)	21,392	256,918

		778,757

AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	7,151	402,530
US Airways Group, Inc.(1)	11,711	64,410

		466,940

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	41,081	313,448
Spartan Motors, Inc.	78,268	323,247

		636,695

BEVERAGES — 0.4%
Coca-Cola Bottling Co. Consolidated	5,084	281,959
National Beverage Corp.	10,763	163,167

		445,126

BIOTECHNOLOGY — 2.9%
Astex Pharmaceuticals(1)	23,174	44,494
AVEO Pharmaceuticals, Inc.(1)	18,836	289,886
Cubist Pharmaceuticals, Inc.(1)	27,476	970,452
Emergent Biosolutions, Inc.(1)	26,651	411,225
Genomic Health, Inc.(1)	7,577	166,543
PDL BioPharma, Inc.	61,320	340,326
Progenics Pharmaceuticals, Inc.(1)	10,833	62,181
Regeneron Pharmaceuticals, Inc.(1)	12,897	750,605
SciClone Pharmaceuticals, Inc.(1)	29,384	111,953
United Therapeutics Corp.(1)	8,493	318,403

		3,466,068

BUILDING PRODUCTS — 0.3%
Gibraltar Industries, Inc.(1)	36,949	300,026

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

CAPITAL MARKETS — 1.4%
Artio Global Investors, Inc.	5,285	$42,069
Calamos Asset Management, Inc., Class A	34,693	347,277
Charles Schwab Corp. (The)	9,059	102,095
Diamond Hill Investment Group, Inc.	3,267	226,697
INTL FCStone, Inc.(1)	9,314	193,359
Investment Technology Group, Inc.(1)	30,843	301,953
Kohlberg Capital Corp.	8,963	52,433
Pzena Investment Management, Inc., Class A	37,819	124,046
Virtus Investment Partners, Inc.(1)	4,901	262,792
Waddell & Reed Financial, Inc.	827	20,683

		1,673,404

CHEMICALS — 2.2%
Ferro Corp.(1)	32,451	199,574
Georgia Gulf Corp.(1)	16,300	225,429
Innophos Holdings, Inc.	10,088	402,208
Innospec, Inc.(1)	12,439	301,148
Minerals Technologies, Inc.	2,869	141,356
OM Group, Inc.(1)	21,157	549,447
PolyOne Corp.	18,946	202,912
Senomyx, Inc.(1)	9,952	34,931
Sensient Technologies Corp.	10,806	351,735
TPC Group, Inc.(1)	10,020	201,202

		2,609,942

COMMERCIAL BANKS — 4.4%
Bank of the Ozarks, Inc.	4,797	100,401
City National Corp.	5,342	201,714
Columbia Banking System, Inc.	13,669	195,740
Community Bank System, Inc.	22,628	513,429
Enterprise Financial Services Corp.	12,929	175,705
F.N.B. Corp.	5,190	44,478
First Financial Bancorp	32,447	447,769
First Financial Bankshares, Inc.	2,494	65,243
First Midwest Bancorp, Inc.	34,319	251,215
Independent Bank Corp.	5,111	111,113
MainSource Financial Group, Inc.	2,649	23,099
NBT Bancorp, Inc.	21,078	392,472
Old National Bancorp	5,491	51,176
PacWest Bancorp	18,630	259,702
Signature Bank(1)	19,607	935,842
Sterling Financial Corp.(1)	5,084	62,940
Tompkins Financial Corp.	6,723	240,549
Trustmark Corp.	11,663	211,684
UMB Financial Corp.	16,082	515,911
Umpqua Holdings Corp.	34,022	299,054
Westamerica Bancorp.	4,746	181,867

		5,281,103

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Consolidated Graphics, Inc.(1)	7,544	$275,582
G&K Services, Inc., Class A	606	15,477
Herman Miller, Inc.	13,774	246,004
Intersections, Inc.	9,217	118,439
Knoll, Inc.	20,015	274,206
Team, Inc.(1)	1,460	30,631
Tetra Tech, Inc.(1)	37,083	694,935
TRC Cos., Inc.(1)	17,228	51,856
Viad Corp.	7,887	133,921

		1,841,051

COMMUNICATIONS EQUIPMENT — 1.1%
Arris Group, Inc.(1)	11,021	113,516
Brocade Communications Systems, Inc.(1)	14,717	63,578
Comtech Telecommunications Corp.	20,462	574,778
DG FastChannel, Inc.(1)	14,601	247,487
Plantronics, Inc.	5,131	145,977
Symmetricom, Inc.(1)	39,748	172,506

		1,317,842

COMPUTERS AND PERIPHERALS — 0.9%
Cray, Inc.(1)	35,343	187,671
QLogic Corp.(1)	24,478	310,381
Rimage Corp.	1,792	22,669
Synaptics, Inc.(1)	23,529	562,343

		1,083,064

CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.(1)	33,856	688,293
MasTec, Inc.(1)	20,916	368,331
Michael Baker Corp.(1)	2,220	42,469
MYR Group, Inc.(1)	7,067	124,662
Primoris Services Corp.	31,338	327,795
Sterling Construction Co., Inc.(1)	19,232	214,821
URS Corp.(1)	10,305	305,646

		2,072,017

CONSTRUCTION MATERIALS†
United States Lime & Minerals, Inc.(1)	323	12,888

CONSUMER FINANCE — 2.0%
Advance America Cash Advance Centers, Inc.	45,145	332,267
Cash America International, Inc.	15,225	778,911
First Cash Financial Services, Inc.(1)	16,754	702,830
World Acceptance Corp.(1)	10,382	580,873

		2,394,881

CONTAINERS AND PACKAGING — 0.2%
Boise, Inc.	49,741	257,161

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.(1)	4,036	$123,623
Pool Corp.	10,942	286,461

		410,084

DIVERSIFIED CONSUMER SERVICES — 1.4%
Bridgepoint Education, Inc.(1)	16,081	280,453
Coinstar, Inc.(1)	18,134	725,360
CPI Corp.	15,154	93,955
ITT Educational Services, Inc.(1)	3,864	222,489
Lincoln Educational Services Corp.	4,442	35,936
Mac-Gray Corp.	1,432	18,487
Sotheby's	9,149	252,238
Steiner Leisure, Ltd.(1)	2,541	103,596

		1,732,514

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Asta Funding, Inc.	5,415	43,915
Compass Diversified Holdings	22,937	279,373
Interactive Brokers Group, Inc., Class A	39,616	551,851

		875,139

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Vonage Holdings Corp.(1)	107,698	280,015

ELECTRIC UTILITIES — 1.5%
Central Vermont Public Service Corp.	8,758	308,369
Empire District Electric Co. (The)	7,566	146,629
Hawaiian Electric Industries, Inc.	6,601	160,272
MGE Energy, Inc.	9,475	385,348
UniSource Energy Corp.	22,261	803,400

		1,804,018

ELECTRICAL EQUIPMENT — 0.8%
Belden, Inc.	25,256	651,352
Powell Industries, Inc.(1)	5,084	157,452
Ultralife Corp.(1)	26,758	133,522

		942,326

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.7%
Anixter International, Inc.	2,517	119,406
Coherent, Inc.(1)	55	2,363
Electro Scientific Industries, Inc.(1)	9,081	107,973
FEI Co.(1)	23,266	697,049
Insight Enterprises, Inc.(1)	10,188	154,246
KEMET Corp.(1)	13,357	95,502
Littelfuse, Inc.	10,565	424,819
LoJack Corp.(1)	69,561	220,508
Methode Electronics, Inc.	22,535	167,435

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Newport Corp.(1)	34,391	$371,767
Power-One, Inc.(1)	49,362	222,129
Pulse Electronics Corp.	64,353	184,050
Radisys Corp.(1)	27,288	167,003
Richardson Electronics Ltd.	5,034	68,513
Vishay Intertechnology, Inc.(1)	26,561	222,050

		3,224,813

ENERGY EQUIPMENT AND SERVICES — 2.2%
Complete Production Services, Inc.(1)	1,583	29,840
Gulf Island Fabrication, Inc.	16,413	339,421
Helix Energy Solutions Group, Inc.(1)	25,633	335,792
ION Geophysical Corp.(1)	83,552	395,201
OYO Geospace Corp.(1)	4,225	237,825
SEACOR Holdings, Inc.	11,120	891,935
Tesco Corp.(1)	2,562	29,719
Tetra Technologies, Inc.(1)	55,125	425,565

		2,685,298

FOOD AND STAPLES RETAILING — 0.7%
Ruddick Corp.	8,537	332,858
Spartan Stores, Inc.	28,147	435,715
SUPERVALU, Inc.	10,950	72,927

		841,500

FOOD PRODUCTS — 2.9%
B&G Foods, Inc.	34,507	575,577
Cal-Maine Foods, Inc.	12,867	404,410
Darling International, Inc.(1)	31,912	401,772
Dole Food Co., Inc.(1)	11,337	113,370
Flowers Foods, Inc.	22,074	429,560
Fresh Del Monte Produce, Inc.	15,646	362,987
J&J Snack Foods Corp.	9,466	454,841
Omega Protein Corp.(1)	30,741	279,128
Overhill Farms, Inc.(1)	54,884	203,071
Smart Balance, Inc.(1)	4,733	27,925
TreeHouse Foods, Inc.(1)	3,649	225,654

		3,478,295

GAS UTILITIES — 1.8%
Chesapeake Utilities Corp.	2,105	84,432
Laclede Group, Inc. (The)	18,137	702,809
Southwest Gas Corp.	25,276	914,233
WGL Holdings, Inc.	11,690	456,728

		2,158,202

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Align Technology, Inc.(1)	39,203	594,710
Arthrocare Corp.(1)	3,801	109,355
Cooper Cos., Inc. (The)	4,742	375,329
Cynosure, Inc., Class A(1)	10,226	103,180

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

DynaVox, Inc., Class A(1)	12,628	$45,461
Greatbatch, Inc.(1)	24,171	483,662
Haemonetics Corp.(1)	5,647	330,237
Integra LifeSciences Holdings Corp.(1)	8,394	300,253
Invacare Corp.	23,318	537,247
Kensey Nash Corp.(1)	14,911	365,319
RTI Biologics, Inc.(1)	101,284	333,224
Thoratec Corp.(1)	5,338	174,232

		3,752,209

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
American Dental Partners, Inc.(1)	5,305	51,246
AMERIGROUP Corp.(1)	6,666	260,041
Amsurg Corp.(1)	7,960	179,100
Centene Corp.(1)	26,123	748,947
Five Star Quality Care, Inc.(1)	55,172	137,930
Healthspring, Inc.(1)	3,585	130,709
Magellan Health Services, Inc.(1)	16,293	786,952
Molina Healthcare, Inc.(1)	27,134	418,949
PDI, Inc.(1)	14,826	99,334
Providence Service Corp. (The)(1)	26,814	285,569
PSS World Medical, Inc.(1)	30,873	607,889
Team Health Holdings, Inc.(1)	23,565	386,937
WellCare Health Plans, Inc.(1)	10,073	382,573

		4,476,176

HEALTH CARE TECHNOLOGY — 1.6%
Computer Programs & Systems, Inc.	8,252	545,870
HealthStream, Inc.(1)	28,499	365,642
Omnicell, Inc.(1)	4,870	67,109
Quality Systems, Inc.	9,442	915,874

		1,894,495

HOTELS, RESTAURANTS AND LEISURE — 1.9%
AFC Enterprises, Inc.(1)	22,679	268,293
Ameristar Casinos, Inc.	21,608	346,808
Monarch Casino & Resort, Inc.(1)	1,302	12,733
Multimedia Games Holding Co., Inc.(1)	64,379	260,091
Papa John's International, Inc.(1)	12,598	382,979
PF Chang's China Bistro, Inc.	18,320	499,037
Red Robin Gourmet Burgers, Inc.(1)	12,810	308,593
Ruth's Hospitality Group, Inc.(1)	33,342	143,037
Town Sports International Holdings, Inc.(1)	7,637	55,445

		2,277,016

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp., Class A	6,296	116,476
CSS Industries, Inc.	5,633	93,958
iRobot Corp.(1)	12,998	327,030

		537,464

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.2%
Seaboard Corp.	17	$30,634
Standex International Corp.	6,539	203,559

		234,193

INSURANCE — 3.7%
Allied World Assurance Co. Holdings Ltd.	6,104	327,846
American Financial Group, Inc.	11,711	363,861
American Safety Insurance Holdings Ltd.(1)	20,203	371,735
Aspen Insurance Holdings Ltd.	17,075	393,408
Endurance Specialty Holdings Ltd.	9,082	310,150
FBL Financial Group, Inc., Class A	10,864	289,200
Maiden Holdings Ltd.	41,083	303,603
Meadowbrook Insurance Group, Inc.	58,802	523,926
Montpelier Re Holdings Ltd.	23,252	411,095
National Financial Partners Corp.(1)	45,846	501,555
Selective Insurance Group, Inc.	3,629	47,359
State Auto Financial Corp.	6,765	88,960
United Fire & Casualty Co.	11,897	210,458
Universal Insurance Holdings, Inc.	76,927	296,169

		4,439,325

INTERNET SOFTWARE AND SERVICES — 1.9%
Ancestry.com, Inc.(1)	11,617	273,000
Dice Holdings, Inc.(1)	2,245	17,556
IAC/InterActiveCorp(1)	8,822	348,910
Infospace, Inc.(1)	46,153	385,839
j2 Global Communications, Inc.	28,205	758,714
United Online, Inc.	92,187	482,138

		2,266,157

IT SERVICES — 2.8%
Acxiom Corp.(1)	29,139	310,039
CACI International, Inc., Class A(1)	16,811	839,541
Cardtronics, Inc.(1)	24,149	553,495
Convergys Corp.(1)	12,796	120,026
CSG Systems International, Inc.(1)	29,682	375,181
Dynamics Research Corp.(1)	10,388	92,661
MAXIMUS, Inc.	18,664	651,374
TeleTech Holdings, Inc.(1)	29,640	451,714

		3,394,031

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Arctic Cat, Inc.(1)	15,909	230,522
Brunswick Corp.	22,532	316,349
JAKKS Pacific, Inc.	29,335	555,898
Polaris Industries, Inc.	6,544	327,004

		1,429,773

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

LIFE SCIENCES TOOLS AND SERVICES†
Affymetrix, Inc.(1)	5,084	$24,912

MACHINERY — 3.5%
Actuant Corp., Class A	1,134	22,397
Alamo Group, Inc.	14,670	304,989
Albany International Corp., Class A	24,308	443,621
Briggs & Stratton Corp.	36,102	487,738
Colfax Corp.(1)	13,668	276,914
Hardinge, Inc.	2,993	24,662
Hurco Cos., Inc.(1)	12,311	249,913
Kadant, Inc.(1)	4,903	87,077
L.B. Foster Co., Class A	15,341	341,030
NACCO Industries, Inc., Class A	4,345	275,473
Sauer-Danfoss, Inc.(1)	9,874	285,359
Toro Co. (The)	16,603	818,030
Trimas Corp.(1)	7,347	109,103
Twin Disc, Inc.	8,463	225,708
Wabtec Corp.	5,396	285,287

		4,237,301

MEDIA — 1.0%
Arbitron, Inc.	12,173	402,683
Global Sources Ltd.(1)	10,238	69,311
John Wiley & Sons, Inc., Class A	746	33,137
Journal Communications, Inc., Class A(1)	15,969	47,428
LodgeNet Interactive Corp.(1)	71,847	121,422
Madison Square Garden Co. (The), Class A(1)	8,588	195,806
Sinclair Broadcast Group, Inc., Class A	41,452	297,211
SuperMedia, Inc.(1)	44,034	68,253

		1,235,251

METALS AND MINING — 1.2%
Endeavour Silver Corp.(1)	30,023	269,607
Handy & Harman Ltd.(1)	2,505	25,275
Hecla Mining Co.(1)	51,714	277,187
MFC Industrial Ltd.	44,176	320,276
Noranda Aluminum Holding Corp.(1)	34,494	288,025
Silvercorp Metals, Inc.	26,974	213,364

		1,393,734

MULTI-UTILITIES — 0.4%
Avista Corp.	20,493	488,758

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	8,359	363,449
Dollar Tree, Inc.(1)	4,983	374,273

		737,722

OIL, GAS AND CONSUMABLE FUELS — 2.7%
Callon Petroleum Co.(1)	52,009	201,275
Cloud Peak Energy, Inc.(1)	20,555	348,407

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Contango Oil & Gas Co.(1)	7,081	$387,401
CVR Energy, Inc.(1)	12,294	259,895
Panhandle Oil and Gas, Inc., Class A	7,411	210,250
REX American Resources Corp.(1)	24,262	409,543
Stone Energy Corp.(1)	14,517	235,321
Targa Resources Corp.	10,692	318,087
Toreador Resources Corp.(1)	20,718	63,604
Vaalco Energy, Inc.(1)	55,376	269,127
W&T Offshore, Inc.	20,035	275,682
Western Refining, Inc.(1)	22,163	276,151

		3,254,743

PAPER AND FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	24,714	595,855
KapStone Paper and Packaging Corp.(1)	34,715	482,191
Neenah Paper, Inc.	25,672	364,029
P.H. Glatfelter Co.	26,509	350,184

		1,792,259

PERSONAL PRODUCTS — 0.9%
Medifast, Inc.(1)	24,910	402,296
Nature's Sunshine Products, Inc.(1)	19,243	270,941
USANA Health Sciences, Inc.(1)	13,647	375,293

		1,048,530

PHARMACEUTICALS — 2.5%
Acura Pharmaceuticals, Inc.(1)	11,929	40,559
Cornerstone Therapeutics, Inc.(1)	5,239	33,530
Depomed, Inc.(1)	46,406	250,592
Endo Pharmaceuticals Holdings, Inc.(1)	5,055	141,489
ISTA Pharmaceuticals, Inc.(1)	7,514	25,923
Jazz Pharmaceuticals, Inc.(1)	9,227	383,105
Medicines Co. (The)(1)	25,974	386,493
Medicis Pharmaceutical Corp., Class A	8,905	324,854
Obagi Medical Products, Inc.(1)	5,386	48,851
Par Pharmaceutical Cos., Inc.(1)	23,532	626,422
ViroPharma, Inc.(1)	39,965	722,168

		2,983,986

PROFESSIONAL SERVICES — 1.8%
Barrett Business Services, Inc.	3,058	42,628
Corporate Executive Board Co. (The)	9,487	282,713
Exponent, Inc.(1)	9,299	384,328
GP Strategies Corp.(1)	29,207	291,778
ICF International, Inc.(1)	15,925	299,549
Insperity, Inc.	22,191	493,750
Mistras Group, Inc.(1)	16,890	296,588
On Assignment, Inc.(1)	5,344	37,782

		2,129,116

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
Agree Realty Corp.	1,807	$39,356
Ashford Hospitality Trust, Inc.	29,468	206,865
BioMed Realty Trust, Inc.	1,556	25,783
CBL & Associates Properties, Inc.	11,177	126,971
Colonial Properties Trust	29,503	535,774
CubeSmart	6,158	52,528
Entertainment Properties Trust	4,917	191,665
Equity LifeStyle Properties, Inc.	5,735	359,585
Extra Space Storage, Inc.	22,174	413,102
Home Properties, Inc.	16,111	914,460
Lexington Realty Trust	92,739	606,513
LTC Properties, Inc.	8,279	209,624
Medical Properties Trust, Inc.	33,097	296,218
Mid-America Apartment Communities, Inc.	13,808	831,518
Mission West Properties, Inc.	38,700	293,733
National Retail Properties, Inc.	26,809	720,358
Post Properties, Inc.	17,294	600,794
Potlatch Corp.	11,551	364,088
PS Business Parks, Inc.	13,179	652,888
Sovran Self Storage, Inc.	11,379	422,957
Tanger Factory Outlet Centers	35,142	914,043
Universal Health Realty Income Trust	5,769	193,896

		8,972,719

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	9,775	251,413

ROAD AND RAIL — 1.7%
AMERCO, Inc.(1)	4,222	263,664
Heartland Express, Inc.	8,514	115,450
Knight Transportation, Inc.	39,876	530,749
Old Dominion Freight Line, Inc.(1)	21,364	618,915
Quality Distribution, Inc.(1)	25,075	224,923
RailAmerica, Inc.(1)	24,712	321,997
Vitran Corp., Inc.(1)	2,124	8,390

		2,084,088

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
ASM International NV New York Shares	12,341	305,193
Cabot Microelectronics Corp.(1)	9,621	330,866
Cypress Semiconductor Corp.(1)	7,699	115,254
Entegris, Inc.(1)	39,170	249,905
Kulicke & Soffa Industries, Inc.(1)	61,533	459,036
Lattice Semiconductor Corp.(1)	58,242	305,770
LTX-Credence Corp.(1)	53,548	283,269
Micrel, Inc.	33,298	315,332
MKS Instruments, Inc.	26,738	580,482

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

OmniVision Technologies, Inc.(1)	12,799	$179,698
Photronics, Inc.(1)	50,718	252,576
RF Micro Devices, Inc.(1)	39,805	252,364
Rudolph Technologies, Inc.(1)	18,524	123,925
Standard Microsystems Corp.(1)	22,567	437,800
Teradyne, Inc.(1)	11,007	121,187
Tessera Technologies, Inc.(1)	34,019	406,187
Veeco Instruments, Inc.(1)	21,061	513,888

		5,232,732

SOFTWARE — 3.5%
ACI Worldwide, Inc.(1)	13,831	380,906
Aspen Technology, Inc.(1)	870	13,285
Blackbaud, Inc.	4,930	109,791
BroadSoft, Inc.(1)	9,079	275,548
Cadence Design Systems, Inc.(1)	14,157	130,811
CommVault Systems, Inc.(1)	10,526	390,093
Magma Design Automation, Inc.(1)	49,112	223,460
Manhattan Associates, Inc.(1)	17,016	562,889
Monotype Imaging Holdings, Inc.(1)	9,011	109,303
NetScout Systems, Inc.(1)	5,353	61,131
Opnet Technologies, Inc.	7,246	252,958
Progress Software Corp.(1)	37,618	660,196
QAD, Inc., Class A(1)	6,968	74,488
QAD, Inc., Class B(1)	1,562	15,854
Renaissance Learning, Inc.	4,929	82,709
TeleNav, Inc.(1)	36,987	328,075
Websense, Inc.(1)	26,981	466,771

		4,138,268

SPECIALTY RETAIL — 4.3%
Body Central Corp.(1)	1,941	35,249
Cato Corp. (The), Class A	20,138	454,313
Childrens Place Retail Stores, Inc. (The)(1)	8,896	413,931
Express, Inc.	20,915	424,365
Finish Line, Inc. (The), Class A	31,641	632,504
GameStop Corp., Class A(1)	14,619	337,699
Genesco, Inc.(1)	14,707	757,852
Hibbett Sports, Inc.(1)	18,264	618,967
Men's Wearhouse, Inc. (The)	3,338	87,055
Monro Muffler Brake, Inc.	3,088	101,811
Pier 1 Imports, Inc.(1)	30,089	294,270
Select Comfort Corp.(1)	44,194	617,390
Stage Stores, Inc.	12,632	175,206
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,391	148,792

		5,099,404

TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Delta Apparel, Inc.(1)	1,118	17,609
Iconix Brand Group, Inc.(1)	41,407	654,231
Oxford Industries, Inc.	7,716	264,659

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Perry Ellis International, Inc.(1)	3,546	$66,665
Quiksilver, Inc.(1)	123,567	376,879
True Religion Apparel, Inc.(1)	18,894	509,382
Warnaco Group, Inc. (The)(1)	7,916	364,848

		2,254,273

THRIFTS AND MORTGAGE FINANCE — 0.3%
Brookline Bancorp., Inc.	2,439	18,805
TrustCo Bank Corp. NY	77,697	346,528

		365,333

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	19,803	537,850
Beacon Roofing Supply, Inc.(1)	20,063	320,807
DXP Enterprises, Inc.(1)	16,305	307,023

		1,165,680

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
USA Mobility, Inc.	13,318	175,798

TOTAL COMMON STOCKS (Cost $128,295,845)		118,990,332

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $318,368), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $311,993)		311,993
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $274,004), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $267,422)		267,422
SSgA U.S. Government Money Market Fund	426,460	426,460

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,005,875)		1,005,875

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $129,301,720)		119,996,207

OTHER ASSETS AND LIABILITIES — (0.1)%		(133,646)

TOTAL NET ASSETS — 100.0%		$119,862,561

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$118,990,332	—	—
Temporary Cash Investments	426,460	$579,415	—
Total Value of Investment Securities	$119,416,792	$579,415	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$130,720,821
Gross tax appreciation of investments	$8,739,161
Gross tax depreciation of investments	(19,463,775)
Net tax appreciation (depreciation) of investments	$(10,724,614)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

September 30, 2011

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 1.8%
AAR Corp.	11,495	$191,622
AeroVironment, Inc.(1)	35,160	989,754
Cubic Corp.	23,239	907,948
Curtiss-Wright Corp.	3,593	103,586
Esterline Technologies Corp.(1)	8,734	452,770
Moog, Inc., Class A(1)	31,105	1,014,645
Teledyne Technologies, Inc.(1)	4,737	231,450

		3,891,775

AIR FREIGHT AND LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc.(1)	13,837	460,634
Forward Air Corp.	2,843	72,354
Hub Group, Inc., Class A(1)	11,313	319,819
Park-Ohio Holdings Corp.(1)	39,208	470,888

		1,323,695

AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	12,267	690,509
US Airways Group, Inc.(1)	19,232	105,776

		796,285

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	71,591	546,239
Spartan Motors, Inc.	139,481	576,057

		1,122,296

BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	8,904	493,816
National Beverage Corp.	15,213	230,629

		724,445

BIOTECHNOLOGY — 2.8%
Astex Pharmaceuticals(1)	36,520	70,118
AVEO Pharmaceuticals, Inc.(1)	34,525	531,340
Cubist Pharmaceuticals, Inc.(1)	46,702	1,649,515
Emergent Biosolutions, Inc.(1)	47,758	736,906
Genomic Health, Inc.(1)	13,928	306,137
PDL BioPharma, Inc.	100,884	559,906
Progenics Pharmaceuticals, Inc.(1)	19,614	112,584
Regeneron Pharmaceuticals, Inc.(1)	23,428	1,363,510
SciClone Pharmaceuticals, Inc.(1)	45,355	172,803
United Therapeutics Corp.(1)	14,904	558,751

		6,061,570

BUILDING PRODUCTS — 0.2%
Gibraltar Industries, Inc.(1)	60,714	492,998

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

CAPITAL MARKETS — 1.4%
Artio Global Investors, Inc.	8,918	$70,987
Calamos Asset Management, Inc., Class A	57,197	572,542
Charles Schwab Corp. (The)	11,394	128,410
Diamond Hill Investment Group, Inc.	6,158	427,304
INTL FCStone, Inc.(1)	16,547	343,516
Investment Technology Group, Inc.(1)	56,751	555,592
Kohlberg Capital Corp.	13,095	76,606
Pzena Investment Management, Inc., Class A	68,486	224,634
Virtus Investment Partners, Inc.(1)	8,901	477,272
Waddell & Reed Financial, Inc.	1,223	30,587

		2,907,450

CHEMICALS — 2.2%
Ferro Corp.(1)	58,019	356,817
Georgia Gulf Corp.(1)	29,022	401,374
Innophos Holdings, Inc.	17,856	711,919
Innospec, Inc.(1)	22,116	535,428
Minerals Technologies, Inc.	4,786	235,806
OM Group, Inc.(1)	37,617	976,914
PolyOne Corp.	34,983	374,668
Senomyx, Inc.(1)	16,700	58,617
Sensient Technologies Corp.	18,017	586,453
TPC Group, Inc.(1)	18,470	370,878

		4,608,874

COMMERCIAL BANKS — 4.4%
Bank of the Ozarks, Inc.	9,673	202,456
City National Corp.	9,766	368,764
Columbia Banking System, Inc.	24,425	349,766
Community Bank System, Inc.	39,911	905,581
Enterprise Financial Services Corp.	20,650	280,634
F.N.B. Corp.	10,236	87,723
First Financial Bancorp	57,960	799,848
First Financial Bankshares, Inc.	4,132	108,093
First Midwest Bancorp., Inc.	60,705	444,361
Independent Bank Corp.	9,738	211,704
MainSource Financial Group, Inc.	2,109	18,390
NBT Bancorp, Inc.	38,689	720,389
Old National Bancorp.	8,767	81,708
PacWest Bancorp.	31,898	444,658
Signature Bank(1)	35,440	1,691,551
Sterling Financial Corp.(1)	8,394	103,918
Tompkins Financial Corp.	11,966	428,143
Trustmark Corp.	20,412	370,478
UMB Financial Corp.	28,665	919,573
Umpqua Holdings Corp.	61,594	541,411
Westamerica Bancorp.	8,502	325,797

		9,404,946

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Consolidated Graphics, Inc.(1)	14,188	$518,288
G&K Services, Inc., Class A	1,795	45,844
Herman Miller, Inc.	25,120	448,643
Intersections, Inc.	16,435	211,190
Knoll, Inc.	34,825	477,102
Team, Inc.(1)	2,816	59,080
Tetra Tech, Inc.(1)	60,430	1,132,458
TRC Cos., Inc.(1)	29,162	87,778
Viad Corp.	14,571	247,415

		3,227,798

COMMUNICATIONS EQUIPMENT — 1.1%
Arris Group, Inc.(1)	20,609	212,273
Brocade Communications Systems, Inc.(1)	22,427	96,885
Comtech Telecommunications Corp.	34,899	980,313
DG FastChannel, Inc.(1)	26,209	444,242
Plantronics, Inc.	9,796	278,696
Symmetricom, Inc.(1)	73,370	318,426

		2,330,835

COMPUTERS AND PERIPHERALS — 0.9%
Cray, Inc.(1)	61,943	328,917
QLogic Corp.(1)	44,261	561,230
Rimage Corp.	2,379	30,094
Synaptics, Inc.(1)	41,922	1,001,936

		1,922,177

CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.(1)	60,802	1,236,105
MasTec, Inc.(1)	37,703	663,950
Michael Baker Corp.(1)	3,569	68,275
MYR Group, Inc.(1)	13,139	231,772
Primoris Services Corp.	53,963	564,453
Sterling Construction Co., Inc.(1)	34,245	382,516
URS Corp.(1)	18,295	542,630

		3,689,701

CONSTRUCTION MATERIALS†
United States Lime & Minerals, Inc.(1)	625	24,937

CONSUMER FINANCE — 1.9%
Advance America Cash Advance Centers, Inc.	81,030	596,381
Cash America International, Inc.	25,409	1,299,924
First Cash Financial Services, Inc.(1)	30,664	1,286,355
World Acceptance Corp.(1)	17,033	952,996

		4,135,656

CONTAINERS AND PACKAGING — 0.2%
Boise, Inc.	88,102	455,487

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.(1)	4,626	$141,694
Pool Corp.	17,082	447,207

		588,901

DIVERSIFIED CONSUMER SERVICES — 1.5%
Bridgepoint Education, Inc.(1)	28,566	498,191
Coinstar, Inc.(1)	31,760	1,270,400
CPI Corp.	28,057	173,953
ITT Educational Services, Inc.(1)	7,260	418,031
Lincoln Educational Services Corp.	5,631	45,555
Mac-Gray Corp.	3,548	45,804
Sotheby's	16,575	456,973
Steiner Leisure, Ltd.(1)	4,823	196,634

		3,105,541

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Asta Funding, Inc.	9,869	80,038
Compass Diversified Holdings	40,830	497,309
Interactive Brokers Group, Inc., Class A	68,916	960,000

		1,537,347

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Vonage Holdings Corp.(1)	192,551	500,633

ELECTRIC UTILITIES — 1.5%
Central Vermont Public Service Corp.	17,500	616,175
Empire District Electric Co. (The)	15,276	296,049
Hawaiian Electric Industries, Inc.	12,669	307,603
MGE Energy, Inc.	16,357	665,239
UniSource Energy Corp.	36,540	1,318,729

		3,203,795

ELECTRICAL EQUIPMENT — 0.8%
Belden, Inc.	44,462	1,146,675
Powell Industries, Inc.(1)	10,018	310,257
Ultralife Corp.(1)	43,887	218,996

		1,675,928

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.7%
Anixter International, Inc.	4,950	234,828
Coherent, Inc.(1)	456	19,590
Electro Scientific Industries, Inc.(1)	16,008	190,335
FEI Co.(1)	39,098	1,171,376
Insight Enterprises, Inc.(1)	16,301	246,797
KEMET Corp.(1)	25,058	179,165
Littelfuse, Inc.	19,214	772,595
LoJack Corp.(1)	126,979	402,523
Methode Electronics, Inc.	34,606	257,123

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Newport Corp.(1)	61,877	$668,890
Power-One, Inc.(1)	89,499	402,745
Pulse Electronics Corp.	117,873	337,117
Radisys Corp.(1)	49,839	305,015
Richardson Electronics Ltd.	7,132	97,067
Vishay Intertechnology, Inc.(1)	47,775	399,399

		5,684,565

ENERGY EQUIPMENT AND SERVICES — 2.2%
Complete Production Services, Inc.(1)	2,720	51,272
Gulf Island Fabrication, Inc.	27,389	566,404
Helix Energy Solutions Group, Inc.(1)	44,330	580,723
ION Geophysical Corp.(1)	146,558	693,219
OYO Geospace Corp.(1)	7,672	431,857
SEACOR Holdings, Inc.	20,228	1,622,488
Tesco Corp.(1)	5,061	58,708
Tetra Technologies, Inc.(1)	100,324	774,501

		4,779,172

FOOD AND STAPLES RETAILING — 0.7%
Ruddick Corp.	14,286	557,011
Spartan Stores, Inc.	49,956	773,319
SUPERVALU, Inc.	17,295	115,185

		1,445,515

FOOD PRODUCTS — 2.9%
B&G Foods, Inc.	60,578	1,010,441
Cal-Maine Foods, Inc.	23,399	735,431
Darling International, Inc.(1)	57,514	724,101
Dole Food Co., Inc.(1)	17,985	179,850
Flowers Foods, Inc.	37,951	738,526
Fresh Del Monte Produce, Inc.	27,289	633,105
J&J Snack Foods Corp.	16,876	810,892
Omega Protein Corp.(1)	55,323	502,333
Overhill Farms, Inc.(1)	100,350	371,295
Smart Balance, Inc.(1)	9,096	53,666
TreeHouse Foods, Inc.(1)	6,824	421,996

		6,181,636

GAS UTILITIES — 1.6%
Chesapeake Utilities Corp.	5,203	208,692
Laclede Group, Inc. (The)	27,669	1,072,174
Southwest Gas Corp.	38,663	1,398,441
WGL Holdings, Inc.	19,040	743,893

		3,423,200

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Align Technology, Inc.(1)	69,799	1,058,851
Arthrocare Corp.(1)	7,129	205,101
Cooper Cos., Inc. (The)	6,858	542,811
Cynosure, Inc., Class A(1)	18,086	182,488

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

DynaVox, Inc., Class A(1)	20,721	$74,596
Greatbatch, Inc.(1)	43,453	869,494
Haemonetics Corp.(1)	10,397	608,017
Integra LifeSciences Holdings Corp.(1)	12,472	446,123
Invacare Corp.	41,600	958,464
Kensey Nash Corp.(1)	26,806	656,747
RTI Biologics, Inc.(1)	174,108	572,815
Thoratec Corp.(1)	9,644	314,780

		6,490,287

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
American Dental Partners, Inc.(1)	10,894	105,236
AMERIGROUP Corp.(1)	11,876	463,283
Amsurg Corp.(1)	13,757	309,533
Centene Corp.(1)	46,166	1,323,579
Five Star Quality Care, Inc.(1)	105,015	262,538
Healthspring, Inc.(1)	6,798	247,855
Magellan Health Services, Inc.(1)	29,675	1,433,302
Molina Healthcare, Inc.(1)	47,693	736,380
PDI, Inc.(1)	23,665	158,556
Providence Service Corp. (The)(1)	47,405	504,863
PSS World Medical, Inc.(1)	56,576	1,113,981
Team Health Holdings, Inc.(1)	41,407	679,903
WellCare Health Plans, Inc.(1)	17,749	674,107

		8,013,116

HEALTH CARE TECHNOLOGY — 1.5%
Computer Programs & Systems, Inc.	13,402	886,542
HealthStream, Inc.(1)	50,651	649,853
Omnicell, Inc.(1)	7,477	103,033
Quality Systems, Inc.	16,663	1,616,311

		3,255,739

HOTELS, RESTAURANTS AND LEISURE — 1.9%
AFC Enterprises, Inc.(1)	38,759	458,519
Ameristar Casinos, Inc.	38,022	610,253
Monarch Casino & Resort, Inc.(1)	2,156	21,086
Multimedia Games Holding Co., Inc.(1)	114,905	464,216
Papa John's International, Inc.(1)	22,156	673,542
PF Chang's China Bistro, Inc.	33,065	900,691
Red Robin Gourmet Burgers, Inc.(1)	22,817	549,662
Ruth's Hospitality Group, Inc.(1)	60,449	259,326
Town Sports International Holdings, Inc.(1)	14,786	107,346

		4,044,641

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp., Class A	11,681	216,098
CSS Industries, Inc.	9,425	157,209
iRobot Corp.(1)	24,155	607,740

		981,047

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.2%
Seaboard Corp.	42	$75,683
Standex International Corp.	11,636	362,229

		437,912

INSURANCE — 3.7%
Allied World Assurance Co. Holdings Ltd.	11,096	595,966
American Financial Group, Inc.	20,259	629,447
American Safety Insurance Holdings Ltd.(1)	37,335	686,964
Aspen Insurance Holdings Ltd.	30,986	713,917
Endurance Specialty Holdings Ltd.	16,038	547,698
FBL Financial Group, Inc., Class A	19,438	517,440
Maiden Holdings Ltd.	70,905	523,988
Meadowbrook Insurance Group, Inc.	105,506	940,059
Montpelier Re Holdings Ltd.	41,938	741,464
National Financial Partners Corp.(1)	81,326	889,706
Selective Insurance Group, Inc.	5,165	67,403
State Auto Financial Corp.	11,851	155,841
United Fire & Casualty Co.	22,052	390,100
Universal Insurance Holdings, Inc.	136,237	524,512

		7,924,505

INTERNET SOFTWARE AND SERVICES — 1.9%
Ancestry.com, Inc.(1)	21,014	493,829
Dice Holdings, Inc.(1)	3,269	25,564
IAC/InterActiveCorp(1)	15,928	629,952
Infospace, Inc.(1)	83,860	701,070
j2 Global Communications, Inc.	49,938	1,343,332
United Online, Inc.	164,018	857,814

		4,051,561

IT SERVICES — 2.8%
Acxiom Corp.(1)	51,707	550,162
CACI International, Inc., Class A(1)	29,545	1,475,477
Cardtronics, Inc.(1)	43,155	989,113
Convergys Corp.(1)	23,868	223,882
CSG Systems International, Inc.(1)	47,806	604,268
Dynamics Research Corp.(1)	21,030	187,588
MAXIMUS, Inc.	34,010	1,186,949
TeleTech Holdings, Inc.(1)	54,288	827,349

		6,044,788

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Arctic Cat, Inc.(1)	29,454	426,788
Brunswick Corp.	40,151	563,720
JAKKS Pacific, Inc.	54,146	1,026,067
Polaris Industries, Inc.	11,736	586,448

		2,603,023

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

LIFE SCIENCES TOOLS AND SERVICES†
Affymetrix, Inc.(1)	10,038	$49,186

MACHINERY — 3.6%
Actuant Corp., Class A	1,512	29,862
Alamo Group, Inc.	25,820	536,798
Albany International Corp., Class A	43,238	789,094
Briggs & Stratton Corp.	64,850	876,124
Colfax Corp.(1)	24,682	500,057
Hardinge, Inc.	5,928	48,847
Hurco Cos., Inc.(1)	21,866	443,880
Kadant, Inc.(1)	8,964	159,201
L.B. Foster Co., Class A	28,014	622,751
NACCO Industries, Inc., Class A	7,636	484,122
Sauer-Danfoss, Inc.(1)	17,516	506,212
Toro Co. (The)	30,016	1,478,888
Trimas Corp.(1)	14,047	208,598
Twin Disc, Inc.	15,896	423,946
Wabtec Corp.	9,830	519,712

		7,628,092

MEDIA — 1.1%
Arbitron, Inc.	21,837	722,368
Global Sources Ltd.(1)	19,339	130,925
John Wiley & Sons, Inc., Class A	1,951	86,663
Journal Communications, Inc., Class A(1)	26,273	78,031
LodgeNet Interactive Corp.(1)	128,529	217,214
Madison Square Garden Co. (The), Class A(1)	16,305	371,754
Sinclair Broadcast Group, Inc., Class A	75,706	542,812
SuperMedia, Inc.(1)	77,533	120,176

		2,269,943

METALS AND MINING — 1.2%
Endeavour Silver Corp.(1)	53,762	482,783
Handy & Harman Ltd.(1)	4,306	43,448
Hecla Mining Co.(1)	92,348	494,985
MFC Industrial Ltd.	78,388	568,313
Noranda Aluminum Holding Corp.(1)	63,509	530,300
Silvercorp Metals, Inc.	48,022	379,854

		2,499,683

MULTI-UTILITIES — 0.4%
Avista Corp.	39,816	949,612

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	15,176	659,853
Dollar Tree, Inc.(1)	8,929	670,657

		1,330,510

OIL, GAS AND CONSUMABLE FUELS — 2.7%
Callon Petroleum Co.(1)	92,249	357,004
Cloud Peak Energy, Inc.(1)	35,522	602,098

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Contango Oil & Gas Co.(1)	13,004	$711,449
CVR Energy, Inc.(1)	20,042	423,688
Panhandle Oil and Gas, Inc., Class A	13,431	381,037
REX American Resources Corp.(1)	41,955	708,200
Stone Energy Corp.(1)	26,207	424,815
Targa Resources Corp.	18,373	546,597
Toreador Resources Corp.(1)	30,768	94,458
Vaalco Energy, Inc.(1)	99,418	483,172
W&T Offshore, Inc.	35,818	492,856
Western Refining, Inc.(1)	38,540	480,208

		5,705,582

PAPER AND FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	41,342	996,755
KapStone Paper and Packaging Corp.(1)	60,701	843,137
Neenah Paper, Inc.	46,088	653,528
P.H. Glatfelter Co.	48,053	634,780

		3,128,200

PERSONAL PRODUCTS — 0.9%
Medifast, Inc.(1)	43,725	706,159
Nature's Sunshine Products, Inc.(1)	33,995	478,649
USANA Health Sciences, Inc.(1)	24,386	670,615

		1,855,423

PHARMACEUTICALS — 2.5%
Acura Pharmaceuticals, Inc.(1)	18,184	61,826
Cornerstone Therapeutics, Inc.(1)	7,100	45,440
Depomed, Inc.(1)	84,199	454,674
Endo Pharmaceuticals Holdings, Inc.(1)	9,601	268,732
ISTA Pharmaceuticals, Inc.(1)	6,731	23,222
Jazz Pharmaceuticals, Inc.(1)	16,236	674,119
Medicines Co. (The)(1)	46,266	688,438
Medicis Pharmaceutical Corp., Class A	15,779	575,618
Obagi Medical Products, Inc.(1)	10,471	94,972
Par Pharmaceutical Cos., Inc.(1)	41,455	1,103,532
ViroPharma, Inc.(1)	72,051	1,301,961

		5,292,534

PROFESSIONAL SERVICES — 1.8%
Barrett Business Services, Inc.	4,366	60,862
Corporate Executive Board Co. (The)	17,064	508,507
Exponent, Inc.(1)	16,662	688,640
GP Strategies Corp.(1)	53,442	533,886
ICF International, Inc.(1)	28,083	528,241
Insperity, Inc.	38,256	851,196
Mistras Group, Inc.(1)	29,764	522,656
On Assignment, Inc.(1)	10,403	73,549

		3,767,537

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
Agree Realty Corp.	806	$17,555
Ashford Hospitality Trust, Inc.	52,292	367,090
BioMed Realty Trust, Inc.	3,378	55,973
CBL & Associates Properties, Inc.	19,230	218,453
Colonial Properties Trust	52,745	957,849
CubeSmart	11,026	94,052
Entertainment Properties Trust	8,796	342,868
Equity LifeStyle Properties, Inc.	10,692	670,388
Extra Space Storage, Inc.	39,714	739,872
Home Properties, Inc.	29,302	1,663,182
Lexington Realty Trust	162,560	1,063,142
LTC Properties, Inc.	13,932	352,758
Medical Properties Trust, Inc.	60,131	538,172
Mid-America Apartment Communities, Inc.	24,826	1,495,022
Mission West Properties, Inc.	66,110	501,775
National Retail Properties, Inc.	48,759	1,310,154
Post Properties, Inc.	31,096	1,080,275
Potlatch Corp.	19,497	614,545
PS Business Parks, Inc.	21,829	1,081,409
Sovran Self Storage, Inc.	20,415	758,826
Tanger Factory Outlet Centers	64,112	1,667,553
Universal Health Realty Income Trust	10,641	357,644

		15,948,557

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	17,358	446,448

ROAD AND RAIL — 1.8%
AMERCO, Inc.(1)	7,951	496,540
Heartland Express, Inc.	15,725	213,231
Knight Transportation, Inc.	70,620	939,952
Old Dominion Freight Line, Inc.(1)	38,518	1,115,867
Quality Distribution, Inc.(1)	44,787	401,739
RailAmerica, Inc.(1)	43,330	564,590
Vitran Corp., Inc.(1)	3,744	14,789

		3,746,708

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
ASM International NV New York Shares	22,399	553,927
Cabot Microelectronics Corp.(1)	17,472	600,862
Cypress Semiconductor Corp.(1)	13,196	197,544
Entegris, Inc.(1)	69,487	443,327
Kulicke & Soffa Industries, Inc.(1)	108,465	809,149
Lattice Semiconductor Corp.(1)	105,006	551,282
LTX-Credence Corp.(1)	97,679	516,722
Micrel, Inc.	61,158	579,166
MKS Instruments, Inc.	48,306	1,048,723

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

OmniVision Technologies, Inc.(1)	22,239	$312,236
Photronics, Inc.(1)	90,412	450,252
RF Micro Devices, Inc.(1)	71,621	454,077
Rudolph Technologies, Inc.(1)	28,644	191,628
Standard Microsystems Corp.(1)	40,403	783,818
Teradyne, Inc.(1)	20,713	228,050
Tessera Technologies, Inc.(1)	59,741	713,308
Veeco Instruments, Inc.(1)	37,734	920,710

		9,354,781

SOFTWARE — 3.4%
ACI Worldwide, Inc.(1)	23,704	652,808
Aspen Technology, Inc.(1)	1,193	18,217
Blackbaud, Inc.	8,493	189,139
BroadSoft, Inc.(1)	16,918	513,461
Cadence Design Systems, Inc.(1)	25,348	234,216
CommVault Systems, Inc.(1)	18,788	696,283
Magma Design Automation, Inc.(1)	87,040	396,032
Manhattan Associates, Inc.(1)	26,446	874,834
Monotype Imaging Holdings, Inc.(1)	16,799	203,772
NetScout Systems, Inc.(1)	7,206	82,293
Opnet Technologies, Inc.	12,709	443,671
Progress Software Corp.(1)	67,989	1,193,207
QAD, Inc., Class A(1)	12,393	132,481
QAD, Inc., Class B(1)	996	10,109
Renaissance Learning, Inc.	9,419	158,051
TeleNav, Inc.(1)	66,441	589,332
Websense, Inc.(1)	48,891	845,814

		7,233,720

SPECIALTY RETAIL — 4.2%
Body Central Corp.(1)	3,335	60,563
Cato Corp. (The), Class A	35,854	808,866
Childrens Place Retail Stores, Inc. (The)(1)	14,664	682,316
Express, Inc.	35,951	729,446
Finish Line, Inc. (The), Class A	53,688	1,073,223
GameStop Corp., Class A(1)	23,000	531,300
Genesco, Inc.(1)	26,486	1,364,823
Hibbett Sports, Inc.(1)	33,063	1,120,505
Men's Wearhouse, Inc. (The)	5,785	150,873
Monro Muffler Brake, Inc.	6,099	201,084
Pier 1 Imports, Inc.(1)	53,115	519,465
Select Comfort Corp.(1)	77,712	1,085,637
Stage Stores, Inc.	23,855	330,869
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,616	287,254

		8,946,224

TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Delta Apparel, Inc.(1)	2,882	45,392
Iconix Brand Group, Inc.(1)	72,636	1,147,649
Oxford Industries, Inc.	13,718	470,527

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Perry Ellis International, Inc.(1)	6,669	$125,377
Quiksilver, Inc.(1)	222,069	677,311
True Religion Apparel, Inc.(1)	33,793	911,059
Warnaco Group, Inc. (The)(1)	13,893	640,328

		4,017,643

THRIFTS AND MORTGAGE FINANCE — 0.3%
Brookline Bancorp., Inc.	6,319	48,720
Trustco Bank Corp. NY	138,018	615,560

		664,280

TOBACCO — 0.3%
Vector Group Ltd.	32,489	558,158

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	36,028	978,520
Beacon Roofing Supply, Inc.(1)	35,230	563,328
DXP Enterprises, Inc.(1)	29,642	558,159

		2,100,007

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
USA Mobility, Inc.	19,094	252,041

TOTAL COMMON STOCKS (Cost $224,818,124)		210,838,646

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $882,225), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $864,560)		864,559
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $759,289), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $741,051)		741,050
SSgA U.S. Government Money Market Fund	1,181,773	1,181,773

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,787,382)		2,787,382

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $227,605,506)		213,626,028

OTHER ASSETS AND LIABILITIES — (0.2)%		(343,649)

TOTAL NET ASSETS — 100.0%		$213,282,379

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Small Company - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$210,838,646	—	—
Temporary Cash Investments	1,181,773	$1,605,609	—
Total Value of Investment Securities	$212,020,419	$1,605,609	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$228,088,479
Gross tax appreciation of investments	$23,381,136
Gross tax depreciation of investments	(37,843,587)
Net tax appreciation (depreciation) of investments	$(14,462,451)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

September 30, 2011

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. TREASURY SECURITIES — 38.3%

U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	$2,464,183	$2,509,423
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	3,500,204	3,665,371
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	4,384,132	4,656,426
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	1,661,539	1,740,982
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	3,362,522	3,618,127
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	2,053,182	2,209,577
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	5,984,983	6,228,590
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	3,616,372	3,971,229
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	3,871,970	4,303,939
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	2,200,955	2,273,690
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	693,712	797,118
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	485,370	543,652

TOTAL U.S. TREASURY SECURITIES (Cost $36,469,104)		36,518,124

COMMON STOCKS — 17.9%

CHEMICALS — 0.6%
Agrium, Inc.	1,787	119,121
CF Industries Holdings, Inc.	201	24,801
Monsanto Co.	1,812	108,793
Mosaic Co. (The)	1,923	94,169
Potash Corp. of Saskatchewan, Inc.	4,740	204,863

		551,747

ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	3,717	171,577
Diamond Offshore Drilling, Inc.	644	35,252
Ensco plc ADR	3,332	134,713
Gasfrac Energy Services, Inc.(2)	21,188	151,646
Halliburton Co.	12,948	395,173
Nabors Industries Ltd.(2)	2,500	30,650
National Oilwell Varco, Inc.	2,822	144,543
Oceaneering International, Inc.	1,508	53,293
Patterson-UTI Energy, Inc.	1,879	32,582
Schlumberger Ltd.	12,165	726,615
Tidewater, Inc.	1,186	49,871
Weatherford International Ltd.(2)	5,927	72,369

		1,998,284

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp.	3,161	90,120

METALS AND MINING — 3.2%
Allied Nevada Gold Corp.(2)	6,390	230,440
AuRico Gold, Inc.(2)	3,708	34,996
B2Gold Corp.(2)	13,184	49,067
Barrick Gold Corp.	8,348	389,434
BHP Billiton Ltd. ADR	680	45,179

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Canaco Resources, Inc.(2)	15,794	$28,788
Detour Gold Corp.(2)	1,685	43,898
Fortescue Metals Group Ltd.	23,318	96,664
Franco-Nevada Corp.	2,128	76,985
Freeport-McMoRan Copper & Gold, Inc.	8,216	250,177
Goldcorp, Inc. New York Shares	11,780	537,639
Ivanhoe Mines Ltd.(2)	3,260	44,954
Kinross Gold Corp. New York Shares	7,776	114,929
Newmont Mining Corp.	6,289	395,578
Osisko Mining Corp.(2)	17,814	225,586
Randgold Resources Ltd. ADR	459	44,394
Silver Wheaton Corp.	3,888	114,502
Tahoe Resources, Inc.(2)	4,128	59,484
Teck Resources Ltd.	2,871	83,804
Vale SA ADR	2,621	59,759
Yamana Gold, Inc. New York Shares	9,625	131,478

		3,057,735

OIL, GAS AND CONSUMABLE FUELS — 7.2%
Alpha Natural Resources, Inc.(2)	1,320	23,351
Anadarko Petroleum Corp.	2,908	183,349
Apache Corp.	3,671	294,561
Cabot Oil & Gas Corp.	715	44,266
Cameco Corp.	917	16,799
Canadian Natural Resources Ltd.	6,750	197,573
Canadian Oil Sands Ltd.	5,297	103,069
Celtic Exploration Ltd.(2)	7,252	156,196
Chesapeake Energy Corp.	5,968	152,482
Chevron Corp.	12,215	1,130,132
CNOOC Ltd. ADR	300	48,090
ConocoPhillips	10,081	638,329
Devon Energy Corp.	3,059	169,591
Encana Corp.	7,059	135,603
EOG Resources, Inc.	2,057	146,068
Exxon Mobil Corp.	15,863	1,152,130
Forest Oil Corp.(2)	1,284	18,490
Hess Corp.	3,289	172,541
Marathon Oil Corp.	6,330	136,601
Marathon Petroleum Corp.	2,717	73,522
Newfield Exploration Co.(2)	425	16,868
Noble Energy, Inc.	1,292	91,474
Occidental Petroleum Corp.	7,751	554,196
Peabody Energy Corp.	1,837	62,238
Pinecrest Energy, Inc.(2)	36,838	66,793
Pioneer Natural Resources Co.	231	15,193
Range Resources Corp.	1,295	75,706
Southern Union Co.	879	35,661
SouthGobi Resources Ltd.(2)	3,217	20,415
Southwestern Energy Co.(2)	1,982	66,060
Spectra Energy Corp.	3,048	74,767

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Suncor Energy, Inc.	11,432	$290,830
Sunoco, Inc.	3,501	108,566
Talisman Energy, Inc.	1,430	17,576
Talisman Energy, Inc., New York shares	2,373	29,117
TransCanada Corp.	862	34,993
Valero Energy Corp.	6,197	110,183
Williams Cos., Inc. (The)	4,521	110,041
Zodiac Exploration, Inc.(2)	462,225	110,274

		6,883,694

PAPER AND FOREST PRODUCTS†
Domtar Corp.	414	28,222

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.4%
Alstria Office REIT-AG	4,802	55,710
American Campus Communities, Inc.	2,880	107,165
Annaly Capital Management, Inc.	602	10,011
Boardwalk Real Estate Investment Trust	1,942	89,289
DDR Corp.	315	3,433
Dexus Property Group	124,879	98,499
Equity LifeStyle Properties, Inc.	1,637	102,640
Extra Space Storage, Inc.	5,201	96,894
Frasers Centrepoint Trust	86,000	94,274
General Growth Properties, Inc.	9,737	117,818
Goodman Group	160,796	87,978
GPT Group	35,816	107,036
Hammerson plc	10,916	63,713
HCP, Inc.	4,530	158,822
Health Care REIT, Inc.	2,905	135,954
Japan Real Estate Investment Corp.	13	126,813
Link Real Estate Investment Trust (The)	40,500	127,982
Mapletree Industrial Trust	108,000	89,306
Nippon Building Fund, Inc.	13	134,376
ProLogis, Inc.	6,071	147,222
Public Storage	1,581	176,044
RioCan Real Estate Investment Trust	4,538	112,595
Shaftesbury plc	10,593	76,684
Simon Property Group, Inc.	2,378	261,532
Strategic Hotels & Resorts, Inc.(2)	21,173	91,256
Taubman Centers, Inc.	2,144	107,865
UDR, Inc.	5,217	115,504
Unibail-Rodamco SE	832	148,281
Ventas, Inc.	3,332	164,601
Weyerhaeuser Co.	891	13,855

		3,223,152

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Ayala Land, Inc.	71,800	23,755
BR Malls Participacoes SA	5,000	50,100
Brookfield Office Properties, Inc.	5,104	70,576

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Castellum AB	3,411	$41,546
Cheung Kong Holdings Ltd.	5,000	53,370
China Overseas Land & Investment Ltd.	32,000	45,787
Country Garden Holdings Co.	70,000	18,852
DLF Ltd.	6,853	30,007
Global Logistic Properties Ltd.(2)	48,000	60,225
Growthpoint Properties Ltd.	9,238	20,277
Mitsubishi Estate Co. Ltd.	11,000	178,026
Mitsui Fudosan Co. Ltd.	8,000	126,618
PSP Swiss Property AG(2)	605	54,286
SM Prime Holdings, Inc.	90,000	25,022
Sobha Developers Ltd.	4,387	19,294
Sumitomo Realty & Development Co. Ltd.	6,000	115,294
Sun Hung Kai Properties Ltd.	14,000	158,620

		1,091,655

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	65,290	65,212

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
American Tower Corp., Class A(2)	1,785	96,033

TOTAL COMMON STOCKS (Cost $20,338,270)		17,085,854

COMMODITY ETFs — 9.9%

iShares S&P GSCI Commodity Indexed Trust(2)	138,795	4,190,221
PowerShares DB Agriculture Fund(2)	38,010	1,126,997
PowerShares DB Commodity Index Tracking Fund(2)	159,602	4,106,559

TOTAL COMMODITY ETFs (Cost $10,309,881)		9,423,777

CORPORATE BONDS — 3.1%

AUTOMOBILES — 0.2%
Daimler Finance North America LLC, 6.50%, 11/15/13(1)	$80,000	87,888
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	100,000	96,943

		184,831

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	30,000	35,058
PepsiCo, Inc., 0.80%, 8/25/14	50,000	49,805

		84,863

CHEMICALS — 0.1%
Ashland, Inc., 9.125%, 6/1/17(1)	50,000	55,562
CF Industries, Inc., 6.875%, 5/1/18	25,000	27,969
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	50,000	55,262

		138,793

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL BANKS — 0.1%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	$40,000	$41,147
Capital One Financial Corp., 2.125%, 7/15/14	50,000	49,556

		90,703

CONSUMER FINANCE — 0.1%
Credit Suisse (New York), 5.50%, 5/1/14(1)	20,000	21,164
HSBC Finance Corp., 6.375%, 11/27/12(1)	40,000	41,472

		62,636

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)	70,000	69,388
Citigroup, Inc., 6.00%, 12/13/13(1)	80,000	84,083
General Electric Capital Corp., 2.10%, 1/7/14(1)	50,000	50,344
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	45,000	43,880
Morgan Stanley, 5.625%, 9/23/19(1)	20,000	18,813
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	40,000	39,305

		305,813

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 4.85%, 2/15/14(1)	100,000	107,603
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	30,000	31,285
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	70,000	68,250
Frontier Communications Corp., 6.25%, 1/15/13(1)	50,000	50,375
Windstream Corp., 7.875%, 11/1/17(1)	30,000	30,525

		288,038

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16(1)	70,000	75,600

FOOD PRODUCTS†
Tyson Foods, Inc., 6.85%, 4/1/16(1)	20,000	21,850

GAS UTILITIES†
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12(1)	40,000	41,131

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
DaVita, Inc., 6.375%, 11/1/18(1)	25,000	24,063
Express Scripts, Inc., 6.25%, 6/15/14(1)	80,000	88,147
Universal Health Services, Inc., 7.125%, 6/30/16(1)	40,000	42,100

		154,310

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	50,000	52,387

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	50,000	50,531

MEDIA — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	70,350
Comcast Corp., 5.30%, 1/15/14(1)	80,000	86,805
CSC Holdings LLC, 8.50%, 4/15/14(1)	50,000	54,188

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

DISH DBS Corp., 7.00%, 10/1/13(1)	$50,000	$52,125
NBCUniversal Media LLC, 2.10%, 4/1/14(1)	80,000	81,292
Qwest Corp., 8.875%, 3/15/12(1)	25,000	25,906
Viacom, Inc., 4.375%, 9/15/14(1)	50,000	53,487

		424,153

METALS AND MINING — 0.2%
ArcelorMittal, 5.375%, 6/1/13(1)	50,000	51,045
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,447
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	80,000	85,894

		167,386

MULTI-UTILITIES — 0.2%
Calpine Corp., 7.25%, 10/15/17(1)(3)	70,000	67,900
CMS Energy Corp., 4.25%, 9/30/15	30,000	29,682
CMS Energy Corp., 8.75%, 6/15/19(1)	25,000	29,296
Commonwealth Edison Co., 1.625%, 1/15/14(1)	40,000	40,311
DTE Energy Co., 1.03%, 6/3/13(1)	40,000	39,948

		207,137

OIL, GAS AND CONSUMABLE FUELS — 0.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	20,000	21,914
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	80,000	84,226
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	50,000	53,963
Newfield Exploration Co., 6.875%, 2/1/20(1)	50,000	51,750
Peabody Energy Corp., 7.375%, 11/1/16(1)	30,000	33,112
Peabody Energy Corp., 6.50%, 9/15/20(1)	30,000	31,688

		276,653

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 0.70%, 8/15/14(1)	50,000	50,160

PHARMACEUTICALS — 0.1%
Sanofi, 1.20%, 9/30/14	50,000	50,151
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(3)	70,000	65,450

		115,601

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	40,000	40,219
ERP Operating LP, 5.20%, 4/1/13(1)	25,000	26,073
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	50,000	52,814
Ventas Realty LP / Ventas Capital Corp., 6.75%, 4/1/17(1)	30,000	31,258

		150,364

TEXTILES, APPAREL AND LUXURY GOODS†
Gap, Inc. (The), 5.95%, 4/12/21(1)	10,000	9,435

TOTAL CORPORATE BONDS (Cost $2,970,354)		2,952,375

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	$150,000	$157,182
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	71,179	71,663
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/10/11(1)	100,000	109,326
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/10/11(1)	100,000	100,814
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/10/11(1)	25,000	25,648
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	100,000	100,941
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/10/11(1)	200,000	211,390
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/10/11(1)	200,000	213,101
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	225,000	239,563
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	125,000	131,074
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(1)	155,000	162,991
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.50%, 10/15/11(1)	150,000	161,488
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/15/11(1)	25,000	24,696
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class AJ SEQ, 4.81%, 2/15/40(1)	75,000	71,256
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	85,000	72,356
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/15/11(1)	125,000	122,728
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/15/11(1)	75,000	75,910
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(1)	4,373	4,373
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	50,000	50,817
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	43,689	44,388

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,170,757)		2,151,705

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$27,658	$28,845
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	33,083	33,854
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 10/25/11	133,563	112,087
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/25/11(1)	120,453	112,718
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	24,899	25,975
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	23,442	24,357
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.73%, 10/25/11(1)	38,584	28,016
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	81,686	85,317
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 10/18/11	56,333	58,103
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	33,624	31,971
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	39,182	41,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	34,386	36,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	148,558	138,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	53,927	54,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	62,313	62,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	82,470	82,455
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/25/11(1)	56,595	54,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.76%, 10/25/11(1)	135,732	136,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.74%, 10/25/11	122,695	109,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	98,090	95,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	125,000	121,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	110,385	108,749
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(1)	81,978	81,753

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	$48,522	$45,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A2 SEQ, VRN, 5.39%, 10/25/11(1)	2,252	2,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/25/11(1)	41,432	36,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	135,197	128,555
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	55,607	57,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 10/25/11	16,742	16,097

		1,951,942

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	148,000	162,299
NCUA Guaranteed Notes, Series 2010-C1, Class A2 SEQ, 2.90%, 10/29/20	25,000	26,263

		188,562

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,153,826)		2,140,504

COMMERCIAL PAPER(5) — 2.1%

Crown Point Capital Co. LLC, 0.233%, 10/7/11(1)(3)	1,000,000	999,961
Lexington Parker Capital, 0.233%, 10/7/11(1)(3)	1,000,000	999,962
TOTAL COMMERCIAL PAPER (Cost $1,999,923)		1,999,923

TEMPORARY CASH INVESTMENTS SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — 26.1%

FHLB, Discount Notes, 0.101%, 10/12/11(1)(5)	3,000,000	2,999,907
FHLB, Discount Notes, 0.112%, 11/10/11(1)(5)	3,000,000	2,999,632
U.S. Treasury Bills, 0.071%, 10/27/11(1)	3,000,000	2,999,751
SSgA U.S. Government Money Market Fund	15,925,592	15,925,592

TOTAL TEMPORARY CASH INVESTMENTS SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Cost $24,924,982)		24,924,882

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 102.0% (Cost $101,337,097)	97,197,144

OTHER ASSETS AND LIABILITIES — (2.0)%	(1,862,891)

TOTAL NET ASSETS — 100.0%	$95,334,253

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
622,400	AUD for JPY	Westpac Banking Corp.	10/28/11	$600,564	$(38,423)
334,100	CHF for EUR	Barclays Bank plc	10/28/11	368,768	(55,621)
60,900	AUD for USD	Westpac Banking Corp.	10/28/11	58,763	(7,656)
1,158,600	AUD for USD	Westpac Banking Corp.	10/28/11	1,117,951	(136,059)
61,300	AUD for USD	UBS AG	10/28/11	59,149	(5,050)
769,500	BRL for USD	Barclays Bank plc	10/28/11	406,809	(85,073)
50,000	BRL for USD	Barclays Bank plc	10/28/11	26,433	(4,364)
90,000	BRL for USD	Barclays Bank plc	10/28/11	47,580	(5,779)
4,832,300	CAD for USD	Barclays Bank plc	10/28/11	4,608,576	(501,697)
45,400	CAD for USD	Barclays Bank plc	10/28/11	43,298	(4,759)
113,400	CAD for USD	Barclays Bank plc	10/28/11	108,150	(7,699)
57,100	CAD for USD	HSBC Bank plc	10/28/11	54,456	(3,962)
71,100	CAD for USD	Westpac Banking Corp.	10/28/11	67,808	(3,770)
27,200	CAD for USD	Barclays Bank plc	10/28/11	25,941	(1,424)
98,132,001	CLP for USD	Barclays Bank plc	10/28/11	188,203	(22,065)
9,785,000	CLP for USD	Barclays Bank plc	10/28/11	18,766	(2,200)
33,090,000	CNY for USD	HSBC Bank plc	10/28/11	5,183,103	42,909
250,000	CNY for USD	HSBC Bank plc	10/28/11	39,159	252
328,000	CNY for USD	HSBC Bank plc	10/28/11	51,377	(228)
233,000	CNY for USD	HSBC Bank plc	10/28/11	36,496	218
254,000	CNY for USD	HSBC Bank plc	10/28/11	39,786	(73)
212,000	CNY for USD	HSBC Bank plc	10/28/11	33,207	(35)
186,161,006	COP for USD	Barclays Bank plc	10/28/11	96,321	(8,411)
18,687,008	COP for USD	Barclays Bank plc	10/28/11	9,669	(806)
37,700	EUR for USD	Westpac Banking Corp.	10/28/11	50,500	(3,346)
3,337,068	EUR for USD	Barclays Bank plc	10/28/11	4,470,035	(349,458)
117,400	EUR for USD	Barclays Bank plc	10/28/11	157,258	(7,994)
200	GBP for USD	Westpac Banking Corp.	10/28/11	312	(9)
2,658,300	HKD for USD	Westpac Banking Corp.	10/28/11	341,458	84
250,000	HKD for USD	Westpac Banking Corp.	10/28/11	32,112	9
2,897,502,970	IDR for USD	UBS AG	10/28/11	328,927	(8,719)
52,993,968	IDR for USD	UBS AG	10/28/11	6,016	(210)
253,088,998	IDR for USD	UBS AG	10/28/11	28,731	(849)
1,001,900	ILS for USD	UBS AG	10/28/11	267,132	(26,036)
22,000	ILS for USD	UBS AG	10/28/11	5,866	(526)
27,200	ILS for USD	UBS AG	10/28/11	7,252	(381)
34,300	ILS for USD	UBS AG	10/28/11	9,145	(437)
25,578,000	INR for USD	UBS AG	10/28/11	520,415	(49,720)
607,000	INR for USD	UBS AG	10/28/11	12,350	(1,312)
508,000	INR for USD	UBS AG	10/28/11	10,336	(692)

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

1,930,000	INR for USD	UBS AG	10/28/11	39,268	(2,380)
6,585,000	JPY for USD	Barclays Bank plc	10/28/11	85,403	171
4,120,000	JPY for USD	HSBC Bank plc	10/28/11	53,434	(198)
1,019,750,998	KRW for USD	HSBC Bank plc	10/28/11	864,348	(97,047)
27,697,003	KRW for USD	HSBC Bank plc	10/28/11	23,476	(2,740)
66,169,999	KRW for USD	HSBC Bank plc	10/28/11	56,086	(5,490)
10,637,002	KRW for USD	HSBC Bank plc	10/28/11	9,016	(769)
31,158,000	MXN for USD	Barclays Bank plc	10/28/11	2,241,365	(408,779)
587,000	MXN for USD	Barclays Bank plc	10/28/11	42,226	(7,922)
648,000	MXN for USD	Barclays Bank plc	10/28/11	46,614	(5,450)
1,429,000	MXN for USD	Barclays Bank plc	10/28/11	102,796	(13,272)
2,000,000	MXN for USD	Barclays Bank plc	10/28/11	143,871	(9,743)
1,798,000	MXN for USD	Barclays Bank plc	10/28/11	129,340	(10,006)
1,581,600	MYR for USD	Westpac Banking Corp.	10/28/11	494,919	(35,641)
40,200	MYR for USD	Westpac Banking Corp.	10/28/11	12,580	(949)
94,200	MYR for USD	Westpac Banking Corp.	10/28/11	29,477	(2,040)
11,030,300	NOK for USD	Deutsche Bank AG	10/28/11	1,876,860	(169,047)
2,000	NZD for USD	Westpac Banking Corp.	10/28/11	1,522	(223)
128,500	NZD for USD	Westpac Banking Corp.	10/28/11	97,797	(13,342)
8,800	NZD for USD	Westpac Banking Corp.	10/28/11	6,697	(564)
9,551,000	PHP for USD	Westpac Banking Corp.	10/28/11	218,124	(6,262)
550,000	PHP for USD	Westpac Banking Corp.	10/28/11	12,561	(482)
30,000	PLN for USD	Deutsche Bank AG	10/28/11	9,035	(1,602)
7,540,000	RUB for USD	UBS AG	10/28/11	233,315	(35,941)
300,000	RUB for USD	UBS AG	10/28/11	9,283	(1,043)
271,000	RUB for USD	UBS AG	10/28/11	8,386	(908)
816,000	RUB for USD	UBS AG	10/28/11	25,250	(2,253)
9,400	SEK for USD	Westpac Banking Corp.	10/28/11	1,368	(119)
13,620,500	SEK for USD	HSBC Bank plc	10/28/11	1,982,631	(183,436)
435,300	SEK for USD	UBS AG	10/28/11	63,363	(4,215)
520,600	SGD for USD	HSBC Bank plc	10/28/11	398,059	(33,258)
13,599,000	THB for USD	Westpac Banking Corp.	10/28/11	436,757	(18,439)
258,000	THB for USD	Westpac Banking Corp.	10/28/11	8,286	(300)
342,000	THB for USD	Westpac Banking Corp.	10/28/11	10,984	(382)
67,000	TRY for USD	Deutsche Bank AG	10/28/11	35,913	(2,299)
18,375,000	TWD for USD	HSBC Bank plc	10/28/11	603,229	(37,126)
581,000	TWD for USD	HSBC Bank plc	10/28/11	19,074	(1,013)
1,729,000	TWD for USD	HSBC Bank plc	10/28/11	56,761	(2,874)
181,000	TWD for USD	HSBC Bank plc	10/28/11	5,942	(266)
				$30,033,594	$(2,419,020)

(Value on Settlement Date $32,452,614)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
48,808,608	JPY for AUD	Westpac Banking Corp.	10/28/11	$633,015	$5,971
277,870	EUR for CHF	Barclays Bank plc	10/28/11	372,210	52,179
21,500	CAD for USD	Westpac Banking Corp.	10/28/11	20,505	1,971
2,199,833	CHF for USD	UBS AG	10/28/11	2,428,099	312,084
3,000	CHF for USD	Barclays Bank plc	10/28/11	3,311	209
40,100	CHF for USD	Barclays Bank plc	10/28/11	44,261	2,499
544,000	CNY for USD	HSBC Bank plc	10/28/11	85,210	304

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

1,003,000	CZK for USD	Deutsche Bank AG	10/31/11	$54,448	$4,460
1,009	CZK for USD	Deutsche Bank AG	10/31/11	55	5
100,000	EUR for USD	UBS AG	10/28/11	133,951	2,630
140,700	EUR for USD	HSBC Bank plc	10/28/11	188,469	4,545
120,500	GBP for USD	HSBC Bank plc	10/28/11	187,863	9,516
10,200	GBP for USD	Westpac Banking Corp.	10/28/11	15,902	745
115,400	GBP for USD	Barclays Bank plc	10/28/11	179,912	4,473
12,467	HUF for USD	Deutsche Bank AG	10/28/11	57	10
6,821,000	HUF for USD	Deutsche Bank AG	10/28/11	31,108	4,835
45,837,921	JPY for USD	Westpac Banking Corp.	10/28/11	594,488	(6,829)
2,947,000	JPY for USD	Westpac Banking Corp.	10/28/11	38,221	215
1,331,000	JPY for USD	Westpac Banking Corp.	10/28/11	17,262	(46)
109,000	NOK for USD	Westpac Banking Corp.	10/28/11	18,547	1,658
1,291,100	NOK for USD	Barclays Bank plc	10/28/11	219,687	20,882
194,000	PEN for USD	Barclays Bank plc	10/28/11	69,724	706
176,000	ZAR for USD	Deutsche Bank AG	10/28/11	21,720	3,908
				$5,358,025	$426,930

(Value on Settlement Date $5,784,955)
TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.23%	8/30/13	$733
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(11,767)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	(9,570)
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	(347)
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(3,163)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(12,325)
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52%	5/13/16	(69,781)
						$(106,220)

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DB	-	Deutsche Bank
ETF	-	Exchange-Traded Fund
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NCUA	-	National Credit Union Administration
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHHMC	-	PHH Mortgage Corporation
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been segregated for forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $35,498,000.

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

(2)	Non-income producing.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,133,273, which represented 2.2% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$36,518,124	—
Domestic Common Stocks	$10,135,559	230,440	—
Foreign Common Stocks	2,829,068	3,890,787	—
Commodity ETFs	9,423,777	—	—
Corporate Bonds	—	2,952,375	—
Commercial Mortgage-Backed Securities	—	2,151,705	—
Collateralized Mortgage Obligations	—	2,140,504	—
Commercial Paper	—	1,999,923	—
Temporary Cash Investments Segregated For Forward Foreign Currency Exchange Contracts	15,925,592	8,999,290	—
Total Value of Investment Securities	$38,313,996	$58,883,148	—

Other Financial Instruments
Swap Agreements	—	$(106,220)	—
Forward Foreign Currency Exchange Contracts	—	(1,992,090)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(2,098,310)	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,535,689
Gross tax appreciation of investments	$326,069
Gross tax depreciation of investments	(4,664,614)
Net tax appreciation (depreciation) of investments	$(4,338,545)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

September 30, 2011

Utilities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

ALTERNATIVE CARRIERS — 0.3%
Neutral Tandem, Inc.(1)	80,154	$775,891

COMMUNICATIONS EQUIPMENT — 0.3%
QUALCOMM, Inc.	18,076	879,036

ELECTRIC UTILITIES — 23.6%
American Electric Power Co., Inc.	184,440	7,012,409
Duke Energy Corp.	209,604	4,189,984
Edison International	205,400	7,856,550
Entergy Corp.	97,494	6,462,877
Exelon Corp.	178,579	7,609,251
FirstEnergy Corp.	88,450	3,972,290
NextEra Energy, Inc.	135,900	7,341,318
Portland General Electric Co.	56,063	1,328,132
PPL Corp.	189,400	5,405,476
Progress Energy, Inc.	46,481	2,403,997
Southern Co.	184,870	7,832,942
UniSource Energy Corp.	57,300	2,067,957

		63,483,183

GAS UTILITIES — 12.4%
AGL Resources, Inc.	124,700	5,080,278
Atmos Energy Corp.	67,400	2,187,130
Laclede Group, Inc. (The)	94,320	3,654,900
National Fuel Gas Co.	57,942	2,820,617
Nicor, Inc.	84,038	4,622,930
Northwest Natural Gas Co.	28,573	1,260,069
ONEOK, Inc.	86,099	5,685,978
Questar Corp.	82,000	1,452,220
Southwest Gas Corp.	48,700	1,761,479
UGI Corp.	185,500	4,873,085

		33,398,686

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 1.0%
AES Corp. (The)(1)	46,803	456,797
Constellation Energy Group, Inc.	48,021	1,827,679
NRG Energy, Inc.(1)	17,203	364,876

		2,649,352

INTEGRATED TELECOMMUNICATION SERVICES — 28.8%
AT&T, Inc.	942,174	26,870,802
BCE, Inc.	47,692	1,786,542
CenturyLink, Inc.	235,720	7,807,046
France Telecom SA ADR	236,140	3,865,612
Frontier Communications Corp.	94,297	576,155
HickoryTech Corp.	8,773	84,396

Utilities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Telefonica SA ADR	242,400	$4,634,688
Verizon Communications, Inc.	766,836	28,219,565
Windstream Corp.	317,189	3,698,424

		77,543,230

INTERNET SOFTWARE AND SERVICES — 0.4%
j2 Global Communications, Inc.	43,101	1,159,417

MULTI-UTILITIES — 23.6%
Alliant Energy Corp.	35,400	1,369,272
Ameren Corp.	14,758	439,345
CenterPoint Energy, Inc.	414,373	8,129,998
CMS Energy Corp.	179,100	3,544,389
Consolidated Edison, Inc.	91,992	5,245,384
Dominion Resources, Inc.	103,584	5,258,960
DTE Energy Co.	97,200	4,764,744
MDU Resources Group, Inc.	117,925	2,262,981
NiSource, Inc.	82,900	1,772,402
NSTAR	78,842	3,532,910
PG&E Corp.	166,200	7,031,922
Public Service Enterprise Group, Inc.	333,129	11,116,515
SCANA Corp.	50,200	2,030,590
Sempra Energy	46,408	2,390,012
Xcel Energy, Inc.	180,400	4,454,076

		63,343,500

OIL AND GAS EXPLORATION AND PRODUCTION — 2.0%
Energen Corp.	127,155	5,199,368
QEP Resources, Inc.	7,138	193,226

		5,392,594

OIL AND GAS STORAGE AND TRANSPORTATION — 0.7%
Williams Cos., Inc. (The)	73,617	1,791,838

WIRELESS TELECOMMUNICATION SERVICES — 6.1%
America Movil SAB de CV Series L ADR	168,416	3,718,625
MetroPCS Communications, Inc.(1)	39,691	345,709
NII Holdings, Inc.(1)	64,780	1,745,821
Sprint Nextel Corp.(1)	903,042	2,745,248
Telephone & Data Systems, Inc.	146,443	3,111,914
USA Mobility, Inc.	58,828	776,529
Vodafone Group plc ADR	151,106	3,875,869

		16,319,715

TOTAL COMMON STOCKS (Cost $232,898,811)		266,736,442

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $969,572), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $950,158)		950,157

Utilities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $834,464), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $814,421)		$814,420
SSgA U.S. Government Money Market Fund	1,330,494	1,330,494

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,095,071)		3,095,071

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $235,993,882)		269,831,513

OTHER ASSETS AND LIABILITIES — (0.4)%		(1,076,982)

TOTAL NET ASSETS — 100.0%		$268,754,531

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Utilities - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$248,855,106	—	—
Foreign Common Stocks	17,881,336	—	—
Temporary Cash Investments	1,330,494	$1,764,577	—
Total Value of Investment Securities	$268,066,936	$1,764,577	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$236,636,113
Gross tax appreciation of investments	$42,530,341
Gross tax depreciation of investments	(9,334,941)
Net tax appreciation (depreciation) of investments	$33,195,400

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 28, 2011